The Income Fund of America®
Investment portfolio
October 31, 2019
unaudited
Common stocks 66.00% Financials 11.06%	Shares	Value (000)
JPMorgan Chase & Co.	22,396,000	$2,797,708
CME Group Inc., Class A	9,740,400	2,004,087
The Blackstone Group Inc., Class A	18,955,171	1,007,657
B3 SA - Brasil, Bolsa, Balcao	63,238,000	762,861
Zurich Insurance Group AG	1,693,179	661,653
SunTrust Banks, Inc.	8,300,000	567,222
KeyCorp	30,082,000	540,574
DBS Group Holdings Ltd.	23,101,604	441,502
BB Seguridade Participações SA	44,860,000	379,976
Citigroup Inc.	5,185,000	372,594
T. Rowe Price Group, Inc.	3,000,000	347,400
PNC Financial Services Group, Inc.	2,271,000	333,156
BNP Paribas SA	6,200,000	323,685
Wells Fargo & Co.	5,700,000	294,291
BlackRock, Inc.	556,600	256,982
Apollo Global Management, Inc., Class A	5,250,000	216,090
Sberbank of Russia PJSC (ADR)	13,681,250	201,114
HSBC Holdings PLC (GBP denominated)	20,679,777	156,172
Ares Management Corp., Class A	5,143,000	152,079
Toronto-Dominion Bank (CAD denominated)	2,471,000	141,101
Macquarie Group Ltd.	1,282,000	118,351
Hang Seng Bank Ltd.	4,223,000	88,276
Credicorp Ltd.	385,000	82,406
KBC Groep NV	1,170,000	82,052
AXA SA	2,635,000	69,606
First Hawaiian, Inc.	585,000	15,988
The Bank of N.T. Butterfield & Son Ltd.	300,000	9,885
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares	112,000	4,609
Sabre Insurance Group PLC	1,000,000	3,821
		12,432,898
Health care 8.40%
Merck & Co., Inc.	27,099,493	2,348,442
AstraZeneca PLC	20,106,200	1,953,603
Pfizer Inc.	42,731,181	1,639,595
GlaxoSmithKline PLC	62,138,000	1,423,554
Gilead Sciences, Inc.	8,288,000	528,029
Novartis AG	5,802,000	506,330
Bristol-Myers Squibb Co.	6,800,000	390,116
CVS Health Corp.	4,355,000	289,128
Takeda Pharmaceutical Co. Ltd.	5,803,000	211,077
Sanofi	1,496,000	137,851
Advanz Pharma Corp.[1]	1,185,286	12,554
Rotech Healthcare Inc.[1,2,3,4,5]	543,172	7,604
		9,447,883
The Income Fund of America — Page 1 of 46

unaudited
Common stocks (continued) Information technology 8.28%	Shares	Value (000)
Microsoft Corp.	18,857,054	$2,703,536
Broadcom Inc.	5,654,112	1,655,807
Taiwan Semiconductor Manufacturing Co., Ltd.	139,385,500	1,366,816
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,855,000	95,774
QUALCOMM Inc.	10,713,000	861,754
Intel Corp.	13,809,100	780,628
Texas Instruments Inc.	4,750,000	560,452
NortonLifeLock Inc.[1]	21,068,359	482,044
International Business Machines Corp.	1,700,000	227,341
Paychex, Inc.	2,370,000	198,227
Tokyo Electron Ltd.	647,500	132,360
Vanguard International Semiconductor Corp.	50,830,886	108,874
Cisco Systems, Inc.	2,163,000	102,764
Atea ASA	2,916,201	36,848
Corporate Risk Holdings I, Inc.[1,3,4]	2,205,215	259
		9,313,484
Industrials 6.67%
Lockheed Martin Corp.	4,492,000	1,692,047
United Parcel Service, Inc., Class B	8,617,126	992,434
BAE Systems PLC	87,100,040	650,098
Emerson Electric Co.	9,100,000	638,365
Edenred SA	9,592,234	504,956
Hubbell Inc.[2]	3,430,000	486,031
Illinois Tool Works Inc.	2,690,000	453,480
Boeing Co.	1,210,000	411,291
Meggitt PLC[2]	39,640,564	320,619
Kone OYJ, Class B	5,030,000	319,992
Norfolk Southern Corp.	1,600,000	291,200
International Consolidated Airlines Group, SA (CDI)	37,523,822	258,198
ACS, Actividades de Construcción y Servicios, SA	3,609,848	146,508
PACCAR Inc.	1,677,700	127,606
Watsco, Inc.	565,000	99,609
VINCI SA	885,604	99,364
Coor Service Management Holding AB	1,150,000	9,826
Fjord1 ASA	125,775	475
		7,502,099
Consumer staples 6.65%
Philip Morris International Inc.	16,254,200	1,323,742
Procter & Gamble Co.	7,300,000	908,923
Altria Group, Inc.	19,760,000	885,050
Unilever PLC	11,630,000	696,376
Unilever PLC (ADR)	1,200,000	72,132
Coca-Cola Co.	13,783,000	750,209
British American Tobacco PLC	19,742,000	690,977
Kellogg Co.	9,400,000	597,182
General Mills, Inc.	10,270,000	522,332
Nestlé SA	4,237,617	452,414
Anheuser-Busch InBev SA/NV	3,776,729	303,446
Walgreens Boots Alliance, Inc.	2,195,000	120,242
Costco Wholesale Corp.	268,000	79,626
Conagra Brands, Inc.	2,548,000	68,923
		7,471,574
The Income Fund of America — Page 2 of 46

unaudited
Common stocks (continued) Real estate 5.57%	Shares	Value (000)
Crown Castle International Corp. REIT	9,442,000	$1,310,455
Digital Realty Trust, Inc. REIT	9,999,000	1,270,273
Gaming and Leisure Properties, Inc. REIT[2]	13,953,000	563,143
Iron Mountain Inc. REIT[2]	16,245,000	532,836
Simon Property Group, Inc. REIT	2,991,000	450,684
Prologis, Inc. REIT	5,105,000	448,015
Public Storage REIT	1,944,500	433,351
Brookfield Property Partners LP	11,890,000	224,127
American Tower Corp. REIT	1,007,173	219,644
Link Real Estate Investment Trust REIT	19,651,812	214,300
Camden Property Trust REIT	1,855,785	212,246
Lamar Advertising Co. REIT, Class A	2,353,322	188,289
Vornado Realty Trust REIT, Shares of Beneficial Interest	1,795,000	117,806
Redwood Trust, Inc. REIT	3,321,159	54,268
Longfor Group Holdings Ltd.	6,019,500	25,043
		6,264,480
Consumer discretionary 5.28%
Target Corp.	13,080,000	1,398,383
General Motors Co.	29,626,712	1,100,929
Home Depot, Inc.	3,761,500	882,373
Las Vegas Sands Corp.	10,459,650	646,825
Carnival Corp., units	13,272,000	569,236
McDonald’s Corp.	1,570,000	308,819
Sands China Ltd.	60,617,800	299,764
Darden Restaurants, Inc.	2,330,000	261,589
Industria de Diseño Textil, SA	4,728,330	147,394
Domino’s Pizza Group PLC[2]	30,671,123	113,587
Kontoor Brands, Inc.	1,580,000	60,040
Peugeot SA	2,308,457	58,444
Kindred Group PLC (SDR)	4,820,535	34,927
Dustin Group AB	4,201,291	33,460
Best Buy Co., Inc.	184,353	13,242
Nien Made Enterprise Co., Ltd.	1,450,000	13,171
		5,942,183
Utilities 4.89%
Enel SpA	146,105,303	1,130,882
DTE Energy Co.	8,763,030	1,115,709
Public Service Enterprise Group Inc.	15,821,000	1,001,628
AES Corp.[2]	43,141,951	735,570
Brookfield Infrastructure Partners LP	11,876,448	595,130
Duke Energy Corp.	3,999,999	377,040
NTPC Ltd.	132,306,417	228,318
Guangdong Investment Ltd.	71,500,000	155,118
ContourGlobal PLC	32,857,500	89,593
Dominion Energy, Inc.	781,190	64,487
Vistra Energy Corp.	69,735	1,885
		5,495,360
Materials 3.53%
LyondellBasell Industries NV	8,428,000	755,992
BHP Group PLC	28,000,000	592,939
Dow Inc.	7,997,833	403,811
WestRock Co.	10,096,832	377,319
The Income Fund of America — Page 3 of 46

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Air Products and Chemicals, Inc.	1,754,971	$374,265
Rio Tinto PLC	6,785,000	352,788
BASF SE	4,200,000	319,607
CF Industries Holdings, Inc.	5,150,000	233,552
Fortescue Metals Group Ltd.	32,000,000	196,547
Packaging Corp. of America	1,789,594	195,889
Akzo Nobel NV	944,000	86,912
Vale SA, ordinary nominative	5,418,360	63,769
Ardagh Group SA, Class A	450,000	8,402
Hexion Holdings Corp., Class B1	320,375	3,324
		3,965,116
Energy 3.26%
Chevron Corp.	6,031,500	700,498
Royal Dutch Shell PLC, Class B	10,734,147	308,401
Royal Dutch Shell PLC, Class B (ADR)	4,622,000	269,416
Royal Dutch Shell PLC, Class A (ADR)	1,215	71
BP PLC	73,000,000	462,685
Exxon Mobil Corp.	5,716,000	386,230
Enbridge Inc.	8,173,920	297,612
Occidental Petroleum Corp.	6,461,000	261,671
Williams Companies, Inc.	9,585,000	213,841
Helmerich & Payne, Inc.	5,360,000	201,000
Keyera Corp.	5,190,000	120,303
ConocoPhillips	1,990,000	109,848
CNOOC Ltd.	71,500,000	107,305
Baker Hughes Co., Class A	4,500,000	96,300
Rosneft Oil Co. PJSC (GDR)	5,303,000	35,117
Rattler Midstream LP1	2,166,666	32,543
Inter Pipeline Ltd.	1,907,000	32,013
Ascent Resources - Utica, LLC, Class A1,2,3,4,5	110,214,618	20,941
Tribune Resources, Inc.[1,3]	3,935,815	8,068
Jones Energy II, Inc., Class A1,3	93,524	1,029
White Star Petroleum Corp., Class A1,2,3,4,5	6,511,401	65
		3,664,957
Communication services 2.41%
Verizon Communications Inc.	25,974,000	1,570,648
Koninklijke KPN NV	83,684,145	259,465
Advanced Info Service PCL, foreign registered	33,110,000	251,107
Interpublic Group of Companies, Inc.	8,993,000	195,598
Shaw Communications Inc., Class B, nonvoting shares	9,190,338	187,561
SK Telecom Co., Ltd.	599,000	122,019
HKBN Ltd.[2]	66,072,000	118,047
Cumulus Media Inc., Class A1	217,442	2,977
iHeartMedia, Inc., Class A1	64,955	931
Clear Channel Outdoor Holdings, Inc.[1]	152,827	356
Adelphia Recovery Trust, Series ACC-1[1,3,4]	9,913,675	5
		2,708,714
Total common stocks (cost: $53,520,837,000)		74,208,748
The Income Fund of America — Page 4 of 46

unaudited
Preferred securities 0.27% Financials 0.20%	Shares	Value (000)
Citigroup Inc., 7.681% preferred shares	2,368,637	$64,640
Citigroup Inc., Series K, noncumulative, preferred depositary shares	2,145,767	60,725
PNC Financial Services Group, Inc., Series P, noncumulative, preferred depositary shares	2,000,000	54,380
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares	1,200,000	32,568
Wells Fargo & Co., Series Q, Class A, 5.85% noncumulative, preferred depositary shares	555,913	14,971
		227,284
Information technology 0.07%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,015,000	71,095
Consumer discretionary 0.00%
Neiman Marcus Group, Inc. preferred shares[1,6]	1,683,792	1,457
Total preferred securities (cost: $283,705,000)		299,836
Rights & warrants 0.00% Energy 0.00%
Sable Permian Resources, LLC, warrants, expires 2024[1,3,4,6]	59,285	3,083
Tribune Resources, Inc., Class A, warrants, expire 2023[1,3,4]	1,778,694	85
Tribune Resources, Inc., Class B, warrants, expire 2023[1,3,4]	1,383,428	42
Tribune Resources, Inc., Class C, warrants, expire 2023[1,3,4]	948,600	20
Ultra Petroleum Corp., warrants, expire 2025[1]	499,240	37
		3,267
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[1,3,4]	328,867	—[7]
Total rights & warrants (cost: $14,561,000)		3,267
Convertible stocks 0.43% Health care 0.15%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	150,000	166,548
Information technology 0.14%
Broadcom Inc., Series A, 8.00% cumulative convertible preferred 2022	150,000	162,453
Real estate 0.05%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	44,500	55,433
Utilities 0.04%
DTE Energy Co., units, 6.25% convertible preferred 2022[1]	902,600	45,834
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	32,760
The Income Fund of America — Page 5 of 46

unaudited
Convertible stocks (continued) Industrials 0.02%	Shares	Value (000)
Associated Materials, LLC, 14.00% convertible preferred 2020[3,4]	23,150	$23,073
Total convertible stocks (cost: $446,096,000)		486,101
Convertible bonds 0.01% Communication services 0.01%	Principal amount (000)
DISH DBS Corp., convertible notes, 3.375% 2026	$ 4,900	4,594
Gogo Inc., convertible notes, 6.00% 2022[6]	5,325	6,429
Total convertible bonds (cost: $10,680,000)		11,023
Bonds, notes & other debt instruments 26.02% Corporate bonds & notes 11.59% Financials 1.81%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,500
ACE INA Holdings Inc. 2.875% 2022	1,955	2,012
ACE INA Holdings Inc. 3.35% 2026	1,440	1,549
ACE INA Holdings Inc. 4.35% 2045	510	628
AG Merger Sub II, Inc. 10.75% 2027[6]	16,190	16,109
Alliant Holdings Intermediate, LLC 6.75% 2027[6]	16,036	16,719
Allstate Corp. 3.85% 2049	3,000	3,367
Ally Financial Inc. 4.25% 2021	21,955	22,593
Ally Financial Inc. 3.875% 2024	17,775	18,633
Ally Financial Inc. 5.125% 2024	54,430	59,939
Ally Financial Inc. 8.00% 2031	24,625	34,537
Ally Financial Inc. 8.00% 2031	9,444	13,036
American International Group, Inc. 3.90% 2026	2,550	2,745
American International Group, Inc. 4.80% 2045	2,100	2,464
AssuredPartners, Inc. 8.00% 2027[6]	9,420	9,656
AXA Equitable Holdings, Inc. 4.35% 2028	5,000	5,395
AXA Equitable Holdings, Inc. 5.00% 2048	4,400	4,725
Bank of America Corp. 5.00% 2021	3,500	3,663
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[8]	5,925	5,973
Bank of America Corp. 3.004% 2023 (3-month USD-LIBOR + 0.79% on 12/20/2022)[8]	12,746	13,044
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)[8]	5,325	5,437
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[8]	10,000	10,427
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)[8]	2,815	2,976
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[8]	2,939	3,082
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[8]	11,000	11,671
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[8]	12,679	13,087
Bank of America Corp. 4.33% 2050 (3-month USD-LIBOR + 1.52% on 3/15/2049)[8]	3,000	3,566
BB&T Corp. 2.45% 2020	19,000	19,012
Berkshire Hathaway Finance Corp. 4.20% 2048	12,520	14,708
Berkshire Hathaway Finance Corp. 4.25% 2049	3,500	4,166
Berkshire Hathaway Inc. 3.125% 2026	3,700	3,938
Berkshire Hathaway Inc. 4.50% 2043	1,800	2,189
BNP Paribas 3.50% 2023[6]	19,775	20,543
BNP Paribas 3.375% 2025[6]	22,125	22,979
Capital One Financial Corp. 2.15% 2022	17,175	17,194
Capital One Financial Corp. 3.90% 2024	2,325	2,464
Capital One Financial Corp. 4.25% 2025	15,500	16,939
CIT Bank, N.A. 2.969% 2025 (USD-SOFR + 1.715% on 9/27/2024)[8]	7,335	7,408
CIT Group Inc. 4.125% 2021	4,375	4,484
The Income Fund of America — Page 6 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 2.90% 2021	$18,950	$19,287
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[8]	15,000	15,255
Citigroup Inc. 3.20% 2026	8,000	8,319
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[8]	9,286	10,155
Citigroup Inc. 4.65% 2048	5,860	7,267
Citigroup Inc., Series A, junior subordinated, 5.95% (3-month USD-LIBOR + 4.068% on 1/30/2023)[8]	13,295	14,083
CME Group Inc. 3.75% 2028	6,875	7,720
CME Group Inc. 4.15% 2048	470	567
Compass Diversified Holdings 8.00% 2026[6]	24,133	26,064
Crédit Agricole SA 3.75% 2023[6]	12,500	13,075
Credit Suisse Group AG 2.75% 2020	18,000	18,059
Credit Suisse Group AG 3.45% 2021	4,150	4,227
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[6,8]	4,750	4,817
Credit Suisse Group AG 3.80% 2023	14,925	15,647
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[6,8]	5,600	5,587
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,8]	9,905	10,592
Danske Bank AS 2.00% 2021[6]	4,130	4,114
Danske Bank AS 2.70% 2022[6]	6,615	6,674
Danske Bank AS 3.875% 2023[6]	9,604	9,992
Deutsche Bank AG 2.70% 2020	20,000	20,010
Deutsche Bank AG 3.15% 2021	7,482	7,515
Deutsche Bank AG 3.375% 2021	1,825	1,844
Deutsche Bank AG 4.25% 2021	29,900	30,497
Deutsche Bank AG 4.25% 2021	725	744
Deutsche Bank AG 3.30% 2022	2,855	2,863
Deutsche Bank AG 5.00% 2022	3,875	4,045
Deutsche Bank AG 3.95% 2023	6,325	6,476
Deutsche Bank AG 3.70% 2024	10,275	10,402
Deutsche Bank AG 3.70% 2024	4,325	4,378
Deutsche Bank AG 4.10% 2026	12,650	12,813
Discover Financial Services 3.35% 2023	3,675	3,795
Fairstone Financial Inc. 7.875% 2024[6]	13,981	14,766
Ford Motor Credit Co. 5.085% 2021	1,565	1,607
Ford Motor Credit Co. 3.81% 2024	2,502	2,504
Ford Motor Credit Co. 4.063% 2024	24,158	24,311
Ford Motor Credit Co. 5.584% 2024	7,000	7,467
FS Energy and Power Fund 7.50% 2023[6]	17,225	17,508
Goldman Sachs Group, Inc. 5.25% 2021	2,475	2,610
Goldman Sachs Group, Inc. 5.75% 2022	23,400	25,226
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[8]	10,904	11,086
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[8]	8,000	8,459
Groupe BPCE SA 2.75% 2023[6]	5,175	5,279
Groupe BPCE SA 5.70% 2023[6]	21,170	23,479
Groupe BPCE SA 5.15% 2024[6]	12,085	13,299
Guardian Life Global Funding 2.90% 2024[6]	1,420	1,468
Hartford Financial Services Group, Inc. 2.80% 2029	2,000	2,013
Hartford Financial Services Group, Inc. 3.60% 2049	2,000	2,051
HSBC Holdings PLC 4.25% 2024	9,000	9,565
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[8]	5,750	6,435
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[8]	7,425	8,016
HUB International Ltd. 7.00% 2026[6]	20,331	20,992
Hub International Ltd., Term Loan B, (1-month USD-LIBOR + 4.00%) 5.85% 2025[9,10]	2,000	2,001
Icahn Enterprises Finance Corp. 6.25% 2022	22,275	22,860
Intesa Sanpaolo SpA 6.50% 2021[6]	3,600	3,781
The Income Fund of America — Page 7 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 3.125% 2022[6]	$11,300	$11,408
Intesa Sanpaolo SpA 3.375% 2023[6]	7,150	7,243
Intesa Sanpaolo SpA 5.017% 2024[6]	92,095	96,139
Intesa Sanpaolo SpA 5.71% 2026[6]	26,625	28,570
Intesa Sanpaolo SpA 3.875% 2027[6]	9,300	9,354
Intesa Sanpaolo SpA 3.875% 2028[6]	3,400	3,426
Jefferies Financial Group Inc. 5.50% 2023	7,405	8,104
JPMorgan Chase & Co. 2.25% 2020	1,270	1,271
JPMorgan Chase & Co. 3.207% 2023 (3-month USD-LIBOR + 0.695% on 4/1/2022)[8]	350	359
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[8]	5,400	5,650
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[8]	5,788	6,125
JPMorgan Chase & Co. 2.301% 2025 (3-month USD-SOFR + 1.16% on 10/15/2024)[8]	5,115	5,108
JPMorgan Chase & Co. 3.96% 2027 (3-month USD-LIBOR + 1.245% on 1/29/2026)[8]	6,500	7,042
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[8]	7,000	7,427
JPMorgan Chase & Co. 2.739% 2030 (3-month USD-SOFR + 1.51% on 10/15/2029)[8]	26,057	26,023
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)[8]	12,301	13,243
JPMorgan Chase & Co. 3.897% 2049 (3-month USD-LIBOR + 1.22% on 1/23/2048)[8]	3,000	3,339
JPMorgan Chase & Co., Series Z, junior subordinated, 5.30% (3-month USD-LIBOR + 3.80% on 5/1/2020)[8]	36,425	36,979
JPMorgan Chase & Co., Series I, junior subordinated, 5.406% (3-month USD-LIBOR + 3.47% on 1/30/2020)[8]	36,549	36,824
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[8]	25,901	29,029
Liberty Mutual Group Inc. 4.25% 2023[6]	971	1,031
Liberty Mutual Group Inc. 4.569% 2029[6]	3,429	3,878
Lloyds Banking Group PLC 4.05% 2023	6,000	6,351
Lloyds Banking Group PLC 4.582% 2025	7,000	7,542
Lloyds Banking Group PLC 4.375% 2028	3,950	4,362
Marsh & McLennan Companies, Inc. 4.375% 2029	2,410	2,750
Marsh & McLennan Companies, Inc. 4.75% 2039	1,250	1,518
MetLife, Inc. 4.60% 2046	1,475	1,818
Metropolitan Life Global Funding I 2.00% 2020[6]	1,655	1,656
Metropolitan Life Global Funding I 2.50% 2020[6]	4,000	4,032
Metropolitan Life Global Funding I 3.60% 2024[6]	1,000	1,064
Metropolitan Life Global Funding I 3.45% 2026[6]	2,330	2,506
Metropolitan Life Global Funding I 3.00% 2027[6]	1,500	1,569
Metropolitan Life Global Funding I 3.05% 2029[6]	2,000	2,089
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	5,225	5,236
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	7,000	7,089
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	4,975	5,045
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	3,275	3,341
Mizuho Financial Group, Ltd. 3.549% 2023	4,975	5,185
Mizuho Financial Group, Ltd. 2.55% 2025 (ICE LIBOR USD 3 Month + 1.10% on 9/13/2024)[8]	9,750	9,750
Morgan Stanley 2.625% 2021	3,225	3,262
Morgan Stanley 5.75% 2021	5,250	5,489
Morgan Stanley 2.75% 2022	500	508
Morgan Stanley 3.70% 2024	643	684
Morgan Stanley 2.72% 2025 (1-month USD-SOFR + 1.152% on 7/22/2024)[8]	13,375	13,563
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[8]	15,625	17,552
MSCI Inc. 5.375% 2027[6]	10,775	11,529
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	3,520	3,897
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[6,8]	4,925	5,228
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 4.409% 2024[6,10]	8,150	8,137
Navient Corp. 6.50% 2022	10,790	11,572
Navient Corp. 5.50% 2023	38,680	40,324
Navient Corp. 7.25% 2023	2,700	2,960
The Income Fund of America — Page 8 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 6.125% 2024	$29,925	$31,430
New York Life Global Funding 1.95% 2020[6]	1,820	1,821
New York Life Global Funding 1.70% 2021[6]	6,500	6,481
New York Life Global Funding 2.30% 2022[6]	2,000	2,021
New York Life Global Funding 3.00% 2028[6]	1,000	1,048
Nuveen, LLC 4.00% 2028[6]	1,815	2,039
PNC Financial Services Group, Inc. 2.854% 2022[8]	8,395	8,605
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,220
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (3-month USD-LIBOR + 3.678% on 8/1/2021)[8]	10,250	10,920
PRICOA Global Funding I 2.45% 2022[6]	695	704
PRICOA Global Funding I 3.45% 2023[6]	2,325	2,440
Principal Financial Group, Inc. 4.111% 2028[6]	3,500	3,801
Principal Financial Group, Inc. 3.70% 2029	1,215	1,328
Prudential Financial, Inc. 3.50% 2024	9,000	9,577
Prudential Financial, Inc. 3.905% 2047	2,975	3,213
Prudential Financial, Inc. 4.35% 2050	9,250	10,698
Prudential Financial, Inc. 3.70% 2051	3,000	3,148
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[8]	1,850	2,008
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[8]	4,000	4,546
Rabobank Nederland 2.75% 2022	2,825	2,871
Rabobank Nederland 4.625% 2023	8,000	8,627
Rabobank Nederland 4.375% 2025	9,000	9,798
Royal Bank of Scotland PLC 4.269% 2025 (3-month USD-LIBOR + 1.762% on 3/22/2024)[8]	4,000	4,243
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[8]	14,000	15,398
Santander Holdings USA, Inc. 4.45% 2021	8,500	8,864
Santander Holdings USA, Inc. 3.70% 2022	10,500	10,793
Santander Holdings USA, Inc. 3.40% 2023	12,500	12,861
Santander Holdings USA, Inc. 3.50% 2024	11,250	11,597
Skandinaviska Enskilda Banken AB 2.625% 2021	4,975	5,026
Springleaf Finance Corp. 6.125% 2024	22,825	25,022
Starwood Property Trust, Inc. 5.00% 2021	10,070	10,448
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[6,8]	3,800	4,207
Synchrony Bank 3.65% 2021	3,375	3,444
Synchrony Financial 2.85% 2022	7,075	7,160
Synchrony Financial 4.375% 2024	5,095	5,423
The Edelman Financial Center LLC, Term Loan, (3-month USD-LIBOR + 6.75%) 8.596% 2026[9,10]	28,500	27,538
Toronto-Dominion Bank 2.65% 2024	7,341	7,519
Travelers Companies, Inc. 4.00% 2047	2,260	2,616
UBS Group AG 4.125% 2025[6]	4,425	4,826
UniCredit SpA 3.75% 2022[6]	23,958	24,551
UniCredit SpA 6.572% 2022[6]	39,195	42,213
UniCredit SpA 5.861% 2032[6,8]	26,700	27,852
UniCredit SpA 7.296% 2034 (5-year USD ICE Swap + 4.914% on 4/2/2029)[6,8]	23,690	27,402
US Bancorp 3.70% 2024	10,000	10,655
US Bancorp 2.375% 2026	6,000	6,082
Wells Fargo & Co. 4.60% 2021	25,000	25,902
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[8]	281	298
Wells Fargo & Co. 4.15% 2029	6,000	6,670
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[8]	5,175	5,204
Wells Fargo & Co., Series K, junior subordinated, 5.889% (3-month USD-LIBOR + 3.77% on 12/15/2019)[8]	46,489	47,128
		2,037,689
The Income Fund of America — Page 9 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care 1.76%	Principal amount (000)	Value (000)
Abbott Laboratories 2.90% 2021	$12,460	$12,716
Abbott Laboratories 3.40% 2023	5,504	5,808
Abbott Laboratories 3.75% 2026	3,539	3,881
AbbVie Inc. 2.30% 2021	14,335	14,421
AbbVie Inc. 2.90% 2022	5,000	5,100
AbbVie Inc. 4.30% 2036	1,003	1,065
AbbVie Inc. 4.45% 2046	8,863	9,169
Allergan PLC 3.00% 2020	7,065	7,083
Allergan PLC 3.45% 2022	21,443	21,985
Allergan PLC 3.80% 2025	8,935	9,407
Allergan PLC 4.55% 2035	6,750	7,244
Allergan PLC 4.75% 2045	4,403	4,690
Allergan, Inc. 5.00% 2021[6]	3,809	4,000
Amgen Inc. 1.85% 2021	2,720	2,723
Anthem, Inc. 2.375% 2025	4,484	4,496
Anthem, Inc. 2.875% 2029	2,842	2,821
AstraZeneca PLC 2.375% 2022	2,500	2,524
AstraZeneca PLC 3.50% 2023	10,076	10,566
AstraZeneca PLC 3.375% 2025	4,500	4,764
AstraZeneca PLC 4.00% 2029	3,810	4,273
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 5.536% 2026[9,10]	11,249	11,077
Avantor, Inc. 6.00% 2024[6]	11,675	12,508
Bausch Health Companies Inc. 7.00% 2028[6]	6,155	6,655
Baxalta Inc. 4.00% 2025	1,908	2,054
Bayer US Finance II LLC 3.875% 2023[6]	29,110	30,512
Bayer US Finance II LLC 4.25% 2025[6]	31,383	33,729
Bayer US Finance II LLC 4.375% 2028[6]	550	597
Bayer US Finance II LLC 4.40% 2044[6]	13,090	13,093
Bayer US Finance II LLC 4.875% 2048[6]	978	1,091
Becton, Dickinson and Co. 2.675% 2019	830	830
Becton, Dickinson and Co. 2.894% 2022	7,900	8,055
Becton, Dickinson and Co. 3.363% 2024	5,835	6,114
Becton, Dickinson and Co. 3.70% 2027	5,493	5,911
Boston Scientific Corp. 3.375% 2022	4,300	4,444
Boston Scientific Corp. 3.85% 2025	5,000	5,411
Boston Scientific Corp. 3.75% 2026	3,120	3,369
Boston Scientific Corp. 4.70% 2049	1,540	1,873
Bristol-Myers Squibb Co. 2.60% 2022[6]	4,081	4,157
Bristol-Myers Squibb Co. 2.90% 2024[6]	4,640	4,818
Bristol-Myers Squibb Co. 3.20% 2026[6]	2,354	2,502
Bristol-Myers Squibb Co. 3.40% 2029[6]	7,107	7,654
Bristol-Myers Squibb Co. 4.125% 2039[6]	2,228	2,549
Bristol-Myers Squibb Co. 4.25% 2049[6]	5,208	6,109
Centene Corp. 4.75% 2022	34,758	35,627
Centene Corp. 6.125% 2024	4,550	4,736
Centene Corp. 4.75% 2025	21,320	22,109
Centene Corp. 5.375% 2026[6]	6,740	7,151
Charles River Laboratories International, Inc. 5.50% 2026[6]	7,660	8,177
Charles River Laboratories International, Inc. 4.25% 2028[6]	1,590	1,624
Cigna Corp. 3.40% 2021	4,475	4,585
Cigna Corp. 3.75% 2023	12,507	13,119
Cigna Corp. 4.80% 2038	3,830	4,362
Community Health Systems Inc. 5.125% 2021	5,175	5,181
CVS Health Corp. 3.35% 2021	1,445	1,471
The Income Fund of America — Page 10 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 2.625% 2024	$2,605	$2,633
CVS Health Corp. 4.10% 2025	41,850	45,013
CVS Health Corp. 4.30% 2028	4,310	4,683
DaVita HealthCare Partners Inc. 5.125% 2024	1,775	1,816
DaVita HealthCare Partners Inc. 5.00% 2025	14,400	14,634
Eagle Holding Co. II LLC 7.625% 2022[6,11]	1,600	1,618
Eagle Holding Co. II, LLC 7.75% 2022[6,11]	7,560	7,692
Eli Lilly and Co. 2.35% 2022	9,250	9,384
Eli Lilly and Co. 3.375% 2029	3,330	3,616
EMD Finance LLC 2.95% 2022[6]	7,100	7,214
Encompass Health Corp. 4.50% 2028	11,251	11,532
Encompass Health Corp. 4.75% 2030	3,920	4,052
Endo International PLC 5.75% 2022[6]	31,706	21,877
Endo International PLC 6.00% 2023[6]	6,384	4,253
Endo International PLC 6.00% 2025[6,8]	35,920	23,079
Envision Healthcare Corp., Term Loan, (3-month USD-LIBOR + 3.75%) 5.536% 2025[9,10]	1,141	927
GlaxoSmithKline PLC 2.875% 2022	3,759	3,849
GlaxoSmithKline PLC 3.375% 2023	12,315	12,922
GlaxoSmithKline PLC 3.00% 2024	3,865	4,030
GlaxoSmithKline PLC 3.625% 2025	10,065	10,874
HCA Inc. 5.875% 2023	15,390	16,924
HCA Inc. 5.375% 2026	6,680	7,298
HCA Inc. 5.875% 2026	7,420	8,366
HCA Inc. 5.625% 2028	6,990	7,873
HealthSouth Corp. 5.75% 2024	9,798	9,927
HealthSouth Corp. 5.75% 2025	15,197	15,938
IMS Health Holdings, Inc. 5.00% 2026[6]	11,000	11,646
Iqvia Inc. 5.00% 2027[6]	8,320	8,840
Jaguar Holding Co. 6.375% 2023[6]	13,140	13,633
Kinetic Concepts, Inc. 12.50% 2021[6]	10,435	10,969
Laboratory Corp. of America Holdings 4.70% 2045	885	988
Mallinckrodt PLC 4.875% 2020[6]	100,555	63,852
Mallinckrodt PLC 5.75% 2022[6]	8,595	3,438
Mallinckrodt PLC 5.625% 2023[6]	780	285
Merck & Co., Inc. 2.75% 2025	9,700	10,074
Merck & Co., Inc. 3.40% 2029	1,844	2,010
Molina Healthcare, Inc. 5.375% 2022	58,335	61,762
Molina Healthcare, Inc. 4.875% 2025[6]	23,879	24,357
Mylan Laboratories Inc. 3.15% 2021	4,403	4,461
Novartis Capital Corp. 2.40% 2022	3,000	3,050
NVA Holdings Inc. 6.875% 2026[6]	6,650	7,165
Owens & Minor, Inc. 3.875% 2021	35,786	34,061
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.532% 2025[9,10]	7,387	6,399
Par Pharmaceutical Companies Inc. 7.50% 2027[6]	25,825	24,598
PAREXEL International Corp. 6.375% 2025[6]	12,305	11,751
Pfizer Inc. 2.80% 2022	4,236	4,334
Pfizer Inc. 2.95% 2024	2,625	2,745
Pfizer Inc. 3.60% 2028	5,500	6,036
Pfizer Inc. 3.45% 2029	9,000	9,828
Prestige Brands International Inc. 6.375% 2024[6]	2,570	2,695
Roche Holdings, Inc. 3.35% 2024[6]	5,000	5,324
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.31% 2023 (100% PIK)[3,4,9,10,11]	23,064	22,952
Shire PLC 2.40% 2021	33,449	33,651
Shire PLC 2.875% 2023	23,205	23,702
The Income Fund of America — Page 11 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 3.20% 2026	$5,410	$5,598
Sotera Health Topco, Inc. 8.125% 2021[6,11]	12,446	12,415
Sterigenics-Nordion Holdings, LLC 6.50% 2023[6]	9,140	9,311
Surgery Center Holdings 10.00% 2027[6]	11,405	11,576
Takeda Pharmaceutical Co., Ltd. 4.00% 2021[6]	20,000	20,741
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[6]	18,790	20,295
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[6]	25,399	29,845
Team Health Holdings, Inc. 6.375% 2025[6]	44,390	28,854
Tenet Healthcare Corp. 4.625% 2024	29,166	30,150
Tenet Healthcare Corp. 4.875% 2026[6]	78,590	81,390
Tenet Healthcare Corp. 5.125% 2027[6]	1,360	1,419
Tenet Healthcare Corp. 6.25% 2027[6]	3,000	3,173
Teva Pharmaceutical Finance Co. BV 2.20% 2021	6,395	6,087
Teva Pharmaceutical Finance Co. BV 2.80% 2023	147,182	127,680
Teva Pharmaceutical Finance Co. BV 6.00% 2024	100,417	94,266
Teva Pharmaceutical Finance Co. BV 3.15% 2026	43,895	33,141
Teva Pharmaceutical Finance Co. BV 6.75% 2028	163,280	146,952
Teva Pharmaceutical Finance Co. BV 4.10% 2046	66,410	45,740
UnitedHealth Group Inc. 3.75% 2025	5,710	6,198
UnitedHealth Group Inc. 4.45% 2048	9,000	10,628
Valeant Pharmaceuticals International, Inc. 5.875% 2023[6]	8,583	8,740
Valeant Pharmaceuticals International, Inc. 6.125% 2025[6]	100,637	104,725
Valeant Pharmaceuticals International, Inc. 9.00% 2025[6]	10,575	11,948
Valeant Pharmaceuticals International, Inc. 9.25% 2026[6]	8,395	9,518
Valeant Pharmaceuticals International, Inc. 8.50% 2027[6]	2,265	2,554
Verscend Holding Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.286% 2025[9,10]	1,143	1,147
Vizient Inc. 6.25% 2027[6]	590	638
WellCare Health Plans, Inc. 5.25% 2025	1,000	1,050
Zimmer Holdings, Inc. 3.15% 2022	18,860	19,258
		1,983,657
Communication services 1.41%
Altice Finco SA 8.125% 2024[6]	1,950	2,016
Altice NV 6.625% 2023[6]	9,005	9,272
Altice SA 7.625% 2025[6]	7,550	7,814
British Telecommunications PLC 9.625% 2030[8]	4,011	6,159
Cablevision Systems Corp. 8.00% 2020	20,000	20,550
Cablevision Systems Corp. 6.75% 2021	37,667	40,680
Cablevision Systems Corp. 5.375% 2028[6]	6,100	6,466
CBS Corp. 7.25% 2024[6]	7,890	8,265
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,980	5,022
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[6]	10,375	10,647
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[6]	3,000	3,135
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	2,300	2,539
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[6]	33,650	35,619
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[6]	21,125	22,313
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,700	5,896
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	4,565	4,851
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[6]	13,250	13,896
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[6]	11,902	12,155
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	4,475	5,507
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	2,000	2,203
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	9,048	10,407
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	8,872	9,442
The Income Fund of America — Page 12 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	$8,000	$8,149
CenturyLink, Inc. 6.75% 2023	33,275	37,143
CenturyLink, Inc. 7.50% 2024	16,000	18,200
CenturyLink, Inc. 7.65% 2042	6,000	6,113
CenturyLink, Inc., Series T, 5.80% 2022	10,350	10,997
Cinemark USA, Inc. 4.875% 2023	3,675	3,739
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[6]	10,189	11,227
Comcast Corp. 3.95% 2025	3,170	3,484
Comcast Corp. 4.15% 2028	5,000	5,655
Comcast Corp. 6.45% 2037	25,000	35,194
Comcast Corp. 4.60% 2038	12,190	14,544
Comcast Corp. 4.00% 2048	1,280	1,413
Comcast Corp. 4.70% 2048	4,300	5,294
Cumulus Media New Holdings Inc., 6.75% 2026[6]	2,950	3,134
Deutsche Telekom International Finance BV 9.25% 2032	13,620	21,531
Diamond Sports Group LLC 5.375% 2026[6]	5,937	6,212
Diamond Sports Group LLC 6.625% 2027[6]	6,710	6,928
Embarq Corp. 7.995% 2036	3,000	2,985
Entercom Media Corp. 6.50% 2027[6]	3,410	3,572
Fox Corp. 4.03% 2024[6]	2,890	3,091
Fox Corp. 4.709% 2029[6]	4,105	4,676
France Télécom 4.125% 2021	15,000	15,616
France Télécom 9.00% 2031[8]	5,721	8,935
Frontier Communications Corp. 10.50% 2022	16,450	7,773
Frontier Communications Corp. 11.00% 2025	124,540	58,845
Frontier Communications Corp. 8.00% 2027[6]	4,400	4,631
Gogo Inc. 9.875% 2024[6]	87,070	91,859
Gray Television, Inc. 7.00% 2027[6]	4,350	4,776
iHeartCommunications, Inc. 6.375% 2026	367	397
iHeartCommunications, Inc. 5.25% 2027[6]	4,243	4,388
iHeartCommunications, Inc. 8.375% 2027	666	718
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 4.00%) 6.032% 2026[9,10]	1,268	1,274
Inmarsat PLC 4.875% 2022[6]	38,690	39,270
Inmarsat PLC 6.50% 2024[6]	10,025	10,546
Inmarsat PLC 6.75% 2026[6]	11,200	11,620
Intelsat Jackson Holding Co. 5.50% 2023	9,695	9,113
Intelsat Jackson Holding Co. 6.625% 2024[9]	14,275	14,646
Intelsat Jackson Holding Co. 8.00% 2024[6]	12,125	12,537
Intelsat Jackson Holding Co. 8.50% 2024[6]	37,875	38,242
Intelsat Jackson Holding Co., Term Loan B3, 5.682% 2023[9,10]	3,000	2,998
Level 3 Communications, Inc. 4.625% 2027[6]	14,000	14,263
Liberty Global PLC 5.50% 2028[6]	7,975	8,154
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.22% 2020 (100% PIK)[9,10,11]	23,719	18,649
Live Nation Entertainment, Inc. 4.875% 2024[6]	12,445	12,912
Live Nation Entertainment, Inc. 5.625% 2026[6]	1,000	1,068
Live Nation Entertainment, Inc. 4.75% 2027[6]	3,499	3,657
Match Group, Inc. 5.00% 2027[6]	8,220	8,621
MDC Partners Inc. 6.50% 2024[6]	16,378	15,743
Meredith Corp. 6.875% 2026	16,601	17,194
Myriad International Holdings 6.00% 2020[6]	45,655	46,753
Myriad International Holdings 6.00% 2020	25,705	26,323
Myriad International Holdings 5.50% 2025	6,140	6,868
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[6]	31,885	32,773
Neptune Finco Corp. (Altice NV) 6.625% 2025[6]	4,600	4,911
The Income Fund of America — Page 13 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Netflix, Inc. 4.875% 2030[6]	$42,719	$43,296
Nexstar Broadcasting, Inc. 5.625% 2024[6]	3,150	3,295
Nexstar Escrow Corp. 5.625% 2027[6]	6,510	6,882
Numericable Group SA 7.375% 2026[6]	24,925	26,753
Orange SA 5.50% 2044	3,000	3,969
OUTFRONT Media Cap LLC 5.00% 2027[6]	2,265	2,378
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,107
Qwest Capital Funding, Inc. 6.875% 2028	4,000	3,800
Sirius XM Radio Inc. 3.875% 2022[6]	16,600	17,036
Sirius XM Radio Inc. 4.625% 2023[6]	5,975	6,091
Sirius XM Radio Inc. 4.625% 2024[6]	14,980	15,692
Sirius XM Radio Inc. 5.00% 2027[6]	6,265	6,610
SoftBank Group Corp. 3.36% 2023[6]	18,225	18,384
Sprint Corp. 7.00% 2020	2,000	2,065
Sprint Corp. 7.25% 2021	3,225	3,449
Sprint Corp. 11.50% 2021	5,880	6,828
Sprint Corp. 6.875% 2028	15,875	17,264
Sprint Corp. 8.75% 2032	5,535	6,763
Tencent Holdings Ltd. 3.28% 2024[6]	7,000	7,217
Time Warner Cable Inc. 5.00% 2020	35,000	35,236
T-Mobile US, Inc. 4.00% 2022	2,700	2,794
T-Mobile US, Inc. 6.50% 2026	16,666	17,876
Trilogy International Partners, LLC 8.875% 2022[6]	50,280	48,269
Univision Communications Inc. 5.125% 2023[6]	33,991	34,118
Univision Communications Inc. 5.125% 2025[6]	7,725	7,580
Verizon Communications Inc. 4.50% 2033	10,000	11,723
Verizon Communications Inc. 4.125% 2046	40,000	45,043
Verizon Communications Inc. 4.522% 2048	78,900	94,030
Vodafone Group PLC 5.25% 2048	4,275	5,019
Vodafone Group PLC 4.875% 2049	5,400	6,090
Vodafone Group PLC 4.25% 2050	11,815	12,094
Warner Music Group 5.00% 2023[6]	5,320	5,473
Warner Music Group 5.50% 2026[6]	10,102	10,632
Ziggo Bond Finance BV 5.50% 2027[6]	27,725	29,284
		1,581,348
Energy 1.31%
American Energy-Permian Basin, LLC/AEPB Finance Corp. 12.00% 2024[6]	11,484	7,981
Apache Corp. 4.25% 2030	4,870	4,765
Apache Corp. 5.35% 2049	5,100	4,951
Ascent Resources - Utica LLC 10.00% 2022[6]	2,705	2,573
Ascent Resources - Utica LLC 7.00% 2026[6]	5,715	4,401
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.414% 2023[3,9,10]	5,100	4,871
Berry Petroleum Corp. 7.00% 2026[6]	1,115	1,043
BP Capital Markets PLC 3.79% 2024	6,050	6,463
BP Capital Markets PLC 4.234% 2028	8,385	9,503
Bruin E&P Partners, LLC 8.875% 2023[6]	1,555	1,034
Calfrac Well Services Ltd. 8.50% 2026[6]	1,900	825
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.55% 2022[9,10]	5,750	5,012
Canadian Natural Resources Ltd. 2.95% 2023	17,755	18,129
Canadian Natural Resources Ltd. 3.85% 2027	7,780	8,239
Canadian Natural Resources Ltd. 4.95% 2047	4,509	5,290
Carrizo Oil & Gas Inc. 6.25% 2023	27,126	25,363
Cenovus Energy Inc. 3.80% 2023	16,165	16,728
The Income Fund of America — Page 14 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 4.25% 2027	$13,135	$13,850
Cenovus Energy Inc. 5.40% 2047	9,341	10,467
Centennial Resource Production, LLC 6.875% 2027[6]	2,615	2,576
Cheniere Energy Partners, LP 4.50% 2029[6]	12,771	13,074
Cheniere Energy, Inc. 7.00% 2024	7,015	8,085
Chesapeake Energy Corp. 4.875% 2022	28,085	22,450
Chesapeake Energy Corp. 5.75% 2023	290	213
Chesapeake Energy Corp. 8.00% 2025	9,000	5,985
Chesapeake Energy Corp. 8.00% 2027	24,995	15,747
Chevron Corp. 2.954% 2026	13,940	14,692
Comstock Resources, Inc. 9.75% 2026	22,175	17,629
Concho Resources Inc. 4.30% 2028	7,440	8,035
Concho Resources Inc. 4.85% 2048	2,108	2,372
CONSOL Energy Inc. 5.875% 2022	71,535	70,194
Convey Park Energy LLC 7.50% 2025[6]	8,155	6,075
DCP Midstream Operating LP 4.95% 2022	13,065	13,524
Denbury Resources Inc. 9.00% 2021[6]	5,050	4,444
Denbury Resources Inc. 7.75% 2024[6]	780	577
Diamond Offshore Drilling, Inc. 7.875% 2025	2,650	2,127
Diamond Offshore Drilling, Inc. 4.875% 2043	52,991	27,224
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	34,576
Enbridge Energy Partners, LP 4.375% 2020	7,995	8,156
Enbridge Energy Partners, LP 5.875% 2025	8,075	9,402
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,430
Enbridge Energy Partners, LP 7.375% 2045	18,914	28,125
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	8,536
Enbridge Inc. 4.00% 2023	10,830	11,499
Enbridge Inc. 3.70% 2027	12,538	13,334
Encino Acquisitions Partners LLC , Term Loan, (3-month USD-LIBOR + 6.75%) 8.536% 2025[3,9,10]	1,225	827
Energy Transfer Partners, LP 4.15% 2020	5,000	5,072
Energy Transfer Partners, LP 4.50% 2024	2,170	2,318
Energy Transfer Partners, LP 4.75% 2026	8,000	8,673
Energy Transfer Partners, LP 4.00% 2027	5,586	5,764
Energy Transfer Partners, LP 4.20% 2027	7,263	7,580
Energy Transfer Partners, LP 4.95% 2028	9,400	10,270
Energy Transfer Partners, LP 6.125% 2045	7,449	8,593
Energy Transfer Partners, LP 5.30% 2047	8,944	9,479
Energy Transfer Partners, LP 5.40% 2047	14,364	15,447
Energy Transfer Partners, LP 6.00% 2048	8,153	9,446
Energy Transfer Partners, LP 6.25% 2049	11,891	14,307
EOG Resources, Inc. 4.15% 2026	3,830	4,242
EP Energy Corp. 8.00% 2024[6]	780	324
EP Energy Corp. 7.75% 2026[6]	1,900	1,330
EQT Corp. 3.00% 2022	3,175	3,030
EQT Corp. 3.90% 2027	6,305	5,568
Equinor ASA 3.625% 2028	16,155	17,911
Extraction Oil & Gas, Inc. 7.375% 2024[6]	2,360	979
Extraction Oil & Gas, Inc. 5.625% 2026[6]	18,300	7,869
Exxon Mobil Corp. 2.019% 2024	4,290	4,325
Exxon Mobil Corp. 2.275% 2026	6,260	6,332
Exxon Mobil Corp. 2.44% 2029	8,797	8,885
Exxon Mobil Corp. 3.095% 2049	1,400	1,417
Genesis Energy, LP 6.75% 2022	18,717	18,881
Genesis Energy, LP 6.50% 2025	10,650	10,157
The Income Fund of America — Page 15 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Global Partners LP/GLP Finance Corp. 7.00% 2023	$1,680	$1,742
Hi-Crush Partners LP 9.50% 2026[6]	1,080	470
Indigo Natural Resources LLC 6.875% 2026[6]	4,240	3,880
Jonah Energy LLC 7.25% 2025[6]	15,680	4,547
KCA Deutag UK Finance PLC 9.625% 2023[6]	1,900	1,209
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	21,523
Kinder Morgan, Inc. 3.15% 2023	996	1,021
Kinder Morgan, Inc. 4.30% 2028	20,098	21,872
Matador Resources Co. 5.875% 2026	3,265	3,151
McDermott International, Inc. 10.625% 2024[6]	14,455	2,819
McDermott International, Term Loan B, (3-month USD-LIBOR + 5.00%) 7.104% 2025[9,10]	3,087	1,892
McDermott International, Term Loan B, (3-month USD-LIBOR + 10.00%) 11.902% 2021[10]	1,179	1,138
Nabors Industries Inc. 5.75% 2025	2,625	1,970
NGL Energy Partners LP 7.50% 2023	6,105	6,113
NGL Energy Partners LP 6.125% 2025	29,225	27,179
Nine Energy Service, Inc. 8.75% 2023[6]	1,190	904
Noble Corp. PLC 7.95% 2025[8]	14,840	8,607
Noble Corp. PLC 8.95% 2045[8]	8,935	3,864
Noble Energy, Inc. 3.25% 2029	6,496	6,476
Noble Energy, Inc. 4.95% 2047	3,575	3,813
NuStar Logistics, LP 6.00% 2026	11,725	12,589
Oasis Petroleum Inc. 6.875% 2022	21,045	18,783
Oasis Petroleum Inc. 6.875% 2023	10,680	9,292
Oasis Petroleum Inc. 6.25% 2026[6]	1,730	1,186
Occidental Petroleum Corp. 2.60% 2021	2,315	2,331
Occidental Petroleum Corp. 2.70% 2022	3,500	3,539
Occidental Petroleum Corp. 2.90% 2024	3,035	3,062
Occidental Petroleum Corp. 3.20% 2026	920	932
Occidental Petroleum Corp. 3.50% 2029	13,815	14,006
Occidental Petroleum Corp. 6.45% 2036	1,095	1,341
Occidental Petroleum Corp. 6.60% 2046	2,000	2,569
Occidental Petroleum Corp. 4.40% 2049	5,953	6,043
PDC Energy Inc. 5.75% 2026	800	750
Peabody Energy Corp. 6.00% 2022[6]	17,925	16,670
Petróleos Mexicanos 6.875% 2026	61,349	67,269
Petróleos Mexicanos 6.50% 2027	40,327	42,847
Petróleos Mexicanos 5.35% 2028	4,129	4,088
Petróleos Mexicanos 6.84% 2030[6]	24,744	26,467
Pioneer Natural Resources Co. 3.45% 2021	5,580	5,667
QEP Resources, Inc. 5.375% 2022	845	832
QEP Resources, Inc. 5.25% 2023	5,470	5,224
QEP Resources, Inc. 5.625% 2026	8,193	7,415
Range Resources Corp. 5.00% 2022	690	656
Range Resources Corp. 5.00% 2023	1,230	1,070
Range Resources Corp. 4.875% 2025	2,375	1,918
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6]	2,037	2,071
Sabine Pass Liquefaction, LLC 5.625% 2023[8]	9,500	10,342
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	11,190
Sabine Pass Liquefaction, LLC 5.625% 2025	6,445	7,215
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,412
Sanchez Energy Corp. 7.25% 2023[6,12]	6,000	4,140
Sanchez Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 10.176% 2020[3,4,9,10]	692	692
Saudi Arabian Oil Co. 2.875% 2024[6]	14,822	15,060
Saudi Arabian Oil Co. 3.50% 2029[6]	9,753	10,140
The Income Fund of America — Page 16 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 3.50% 2023	$10,187	$10,799
SM Energy Co. 6.125% 2022	3,486	3,338
SM Energy Co. 5.00% 2024	13,290	11,795
SM Energy Co. 5.625% 2025	4,470	3,811
SM Energy Co. 6.75% 2026	880	759
SM Energy Co. 6.625% 2027	3,875	3,274
Southwestern Energy Co. 6.20% 2025[8]	14,035	12,421
Southwestern Energy Co. 7.50% 2026	6,035	5,326
Statoil ASA 2.75% 2021	3,085	3,143
Statoil ASA 3.25% 2024	850	898
Statoil ASA 4.25% 2041	3,000	3,548
Sunoco LP 4.875% 2023	5,635	5,797
Sunoco LP 5.50% 2026	1,665	1,726
Sunoco LP 6.00% 2027	10,160	10,693
Sunoco LP 5.875% 2028	5,000	5,263
Tapstone Energy Inc. 9.75% 2022[6]	2,510	653
Targa Resources Corp. 5.875% 2026	6,925	7,255
Targa Resources Partners LP 6.50% 2027[6]	1,540	1,652
Targa Resources Partners LP 6.875% 2029[6]	1,520	1,647
Teekay Corp. 9.25% 2022[6]	21,750	22,620
Teekay Offshore Partners LP 8.50% 2023[6]	14,275	14,382
Total Capital International 2.434% 2025	1,765	1,793
Total Capital International 3.455% 2029	15,270	16,650
Total Capital International 3.461% 2049	555	589
Total Capital SA 3.883% 2028	6,190	6,940
TransCanada Corp. 7.625% 2039	10,750	15,910
TransCanada PipeLines Ltd. 4.25% 2028	8,465	9,362
TransCanada PipeLines Ltd. 4.75% 2038	9,600	10,882
Transocean Guardian Ltd. 5.875% 2024[6]	3,431	3,448
Transocean Inc. 8.375% 2021[8]	4,235	4,320
Transocean Inc. 9.00% 2023[6]	9,702	9,920
Transocean Inc. 6.125% 2025[6]	1,268	1,271
Transocean Poseidon Ltd. 6.875% 2027[6]	2,080	2,108
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[11]	25,535	3,958
Valaris PLC 7.75% 2026	13,850	7,341
Valaris PLC 5.75% 2044	27,925	11,449
Valero Energy Corp. 4.00% 2029	6,000	6,418
Vine Oil & Gas LP 8.75% 2023[6]	13,885	5,415
W&T Offshore, Inc. 9.75% 2023[6]	1,517	1,430
Weatherford International LLC 9.875% 2025[12]	10,735	3,382
Weatherford International Ltd., Term Loan, (3-month USD-LIBOR + 3.00%) 5.00% 2020[3,9,10]	33,862	33,819
Weatherford International PLC 5.125% 2020[12]	215	66
Weatherford International PLC 4.50% 2022[12]	34,907	10,647
Weatherford International PLC 8.25% 2023[12]	22,040	6,832
Weatherford International PLC 9.875% 2024[12]	3,925	1,217
Weatherford International PLC 6.50% 2036[12]	16,170	4,972
Weatherford International PLC 7.00% 2038[12]	840	256
Weatherford International PLC 6.75% 2040[12]	37,450	11,422
Whiting Petroleum Corp. 5.75% 2021	1,575	1,488
Whiting Petroleum Corp. 6.25% 2023	1,406	1,026
Whiting Petroleum Corp. 6.625% 2026	3,890	2,431
Woodside Finance Ltd. 4.60% 2021[6]	14,435	14,846
		1,477,001
The Income Fund of America — Page 17 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary 1.19%	Principal amount (000)	Value (000)
Allied Universal Holdco LLC 6.625% 2026[6]	$10,500	$11,235
Allied Universal Holdco LLC 9.75% 2027[6]	21,000	21,998
Amazon.com, Inc. 3.15% 2027	890	950
Amazon.com, Inc. 3.875% 2037	1,400	1,593
Amazon.com, Inc. 4.05% 2047	3,349	3,987
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	7,890	7,505
American Honda Finance Corp. 1.65% 2021	4,750	4,736
American Honda Finance Corp. 2.60% 2022	2,000	2,040
American Honda Finance Corp. 3.55% 2024	2,000	2,128
American Honda Finance Corp. 3.50% 2028	2,000	2,155
Bayerische Motoren Werke AG 2.15% 2020[6]	2,000	2,002
Bayerische Motoren Werke AG 1.85% 2021[6]	1,500	1,498
Bayerische Motoren Werke AG 2.95% 2022[6]	4,000	4,091
Bayerische Motoren Werke AG 2.25% 2023[6]	1,000	1,003
Bayerische Motoren Werke AG 3.45% 2023[6]	10,195	10,622
Bayerische Motoren Werke AG 3.15% 2024[6]	2,555	2,648
Bayerische Motoren Werke AG 3.625% 2029[6]	2,000	2,154
BMW Finance NV 2.40% 2024[6]	3,000	3,017
Carnival Corp. 3.95% 2020	11,290	11,501
Cedar Fair, LP 5.25% 2029[6]	6,275	6,761
Churchill Downs Inc. 4.75% 2028[6]	14,710	15,298
Cirsa Gaming Corp. SA 7.875% 2023[6]	8,852	9,390
DaimlerChrysler North America Holding Corp. 2.25% 2020[6]	8,660	8,668
DaimlerChrysler North America Holding Corp. 2.00% 2021[6]	9,725	9,712
DaimlerChrysler North America Holding Corp. 3.40% 2022[6]	2,525	2,593
DaimlerChrysler North America Holding Corp. 3.65% 2024[6]	7,500	7,883
DaimlerChrysler North America Holding Corp. 3.30% 2025[6]	2,000	2,074
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,020
Extended Stay America Inc. 4.625% 2027[6]	10,706	10,761
Fertitta Entertainment, Inc. 8.75% 2025[6]	8,880	9,368
Ford Motor Credit Co. 2.343% 2020	16,295	16,254
Ford Motor Credit Co. 3.157% 2020	6,177	6,207
Ford Motor Credit Co. 3.20% 2021	10,990	11,036
Ford Motor Credit Co. 3.47% 2021	291	293
Ford Motor Credit Co. 3.813% 2021	10,071	10,256
Ford Motor Credit Co. 3.219% 2022	229	229
Ford Motor Credit Co. 3.339% 2022	25,724	25,860
Ford Motor Credit Co. 5.596% 2022	5,875	6,195
Ford Motor Credit Co. 3.096% 2023	29,834	29,469
Ford Motor Credit Co. 4.375% 2023	13,136	13,525
Ford Motor Credit Co. 3.664% 2024	10,699	10,592
General Motors Co. 4.875% 2023	5,218	5,610
General Motors Co. 4.35% 2025	6,065	6,374
General Motors Co. 6.60% 2036	5,925	6,885
General Motors Co. 6.25% 2043	3,325	3,684
General Motors Co. 6.75% 2046	15,072	17,408
General Motors Co. 5.95% 2049	2,890	3,158
General Motors Financial Co. 3.70% 2020	2,725	2,764
General Motors Financial Co. 3.20% 2021	7,705	7,800
General Motors Financial Co. 3.55% 2021	1,400	1,422
General Motors Financial Co. 4.20% 2021	9,340	9,654
General Motors Financial Co. 3.15% 2022	5,739	5,831
General Motors Financial Co. 3.45% 2022	35,885	36,594
General Motors Financial Co. 3.45% 2022	3,000	3,060
The Income Fund of America — Page 18 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.55% 2022	$14,170	$14,542
General Motors Financial Co. 3.25% 2023	16,226	16,446
General Motors Financial Co. 3.70% 2023	10,960	11,263
General Motors Financial Co. 4.15% 2023	6,975	7,263
General Motors Financial Co. 3.50% 2024	9,404	9,590
General Motors Financial Co. 5.10% 2024	10,611	11,469
General Motors Financial Co. 4.00% 2026	2,000	2,043
Hanesbrands Inc. 4.625% 2024[6]	12,350	13,044
Hanesbrands Inc. 4.875% 2026[6]	21,557	22,904
Hilton Worldwide Holdings Inc. 4.875% 2030[6]	7,545	8,035
Home Depot, Inc. 3.90% 2028	1,975	2,236
Home Depot, Inc. 2.95% 2029	5,065	5,350
Home Depot, Inc. 5.95% 2041	12,500	17,747
Home Depot, Inc. 4.50% 2048	5,478	6,876
Hyundai Capital America 3.45% 2021[6]	21,325	21,623
Hyundai Capital America 3.75% 2021[6]	5,000	5,107
Hyundai Capital America 2.85% 2022[6]	8,235	8,303
Hyundai Capital America 3.10% 2022[6]	9,720	9,837
Hyundai Capital America 3.25% 2022[6]	11,817	12,042
Hyundai Capital America 3.95% 2022[6]	8,000	8,243
Lennar Corp. 8.375% 2021	4,100	4,387
Levi Strauss & Co. 5.00% 2025	5,700	5,942
Limited Brands, Inc. 6.625% 2021	15,000	15,788
Lowe’s Companies, Inc. 3.65% 2029	10,461	11,266
Lowe’s Companies, Inc. 4.55% 2049	3,396	3,895
Merlin Entertainment 5.75% 2026[6]	3,910	4,179
MGM Resorts International 7.75% 2022	13,050	14,649
MGM Resorts International 6.00% 2023	10,385	11,479
MGM Resorts International 5.50% 2027	10,135	11,174
Neiman Marcus Group Ltd. LLC 8.00% 2024[6]	10,913	2,974
Neiman Marcus Group Ltd. LLC 8.75% 2024[6]	9,786	2,691
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[6,11]	13,454	7,198
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.56% 2023 (11.69% PIK)[9,10,11]	6,618	4,895
Newell Rubbermaid Inc. 3.85% 2023	4,890	5,070
Nissan Motor Co., Ltd. 2.60% 2022[6]	9,910	9,960
NMG Finco PLC 5.75% 2022[6]	6,375	6,123
Panther BF Aggregator 2, LP 6.25% 2026[6]	10,295	10,910
Panther BF Aggregator 2, LP 8.50% 2027[6]	14,980	15,092
PetSmart, Inc. 7.125% 2023[6]	74,190	68,997
PetSmart, Inc. 5.875% 2025[6]	66,844	66,176
PetSmart, Inc. 8.875% 2025[6]	91,915	86,860
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.93% 2022[9,10]	23,333	22,847
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,515	1,534
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	30,690	31,764
Scientific Games Corp. 6.25% 2020	330	331
Scientific Games Corp. 6.625% 2021	250	254
Scientific Games Corp. 10.00% 2022	6,849	7,063
Scientific Games Corp. 8.25% 2026[6]	30,390	32,213
Service Corp. International 5.375% 2024	9,727	10,055
Service Corp. International 5.125% 2029	6,755	7,228
Six Flags Entertainment Corp. 4.875% 2024[6]	21,565	22,320
Staples, Inc. 7.50% 2026[6]	56,875	59,434
Starbucks Corp. 3.10% 2023	4,461	4,620
Toyota Motor Credit Corp. 2.15% 2020	3,000	3,003
The Income Fund of America — Page 19 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 2.15% 2022	$2,000	$2,019
Toyota Motor Credit Corp. 2.60% 2022	3,390	3,449
Toyota Motor Credit Corp. 2.70% 2023	1,505	1,548
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,427
Toyota Motor Credit Corp. 3.05% 2028	5,992	6,385
Volkswagen Group of America Finance, LLC 4.00% 2021[6]	8,028	8,323
Volkswagen Group of America Finance, LLC 2.70% 2022[6]	9,202	9,297
Volkswagen Group of America Finance, LLC 4.25% 2023[6]	9,365	10,042
Volkswagen Group of America Finance, LLC 2.85% 2024[6]	4,870	4,942
Volkswagen Group of America Finance, LLC 4.625% 2025[6]	8,601	9,561
Volkswagen Group of America Finance, LLC 3.20% 2026[6]	8,003	8,195
Volkswagen Group of America Finance, LLC 4.75% 2028[6]	2,000	2,270
William Carter Co. 5.625% 2027[6]	1,390	1,487
Wyndham Worldwide Corp. 5.375% 2026[6]	10,245	10,860
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]	20,188	20,972
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[6]	6,550	6,976
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[6]	4,065	4,243
Wynn Resorts Ltd. 5.125% 2029[6]	17,819	18,654
		1,339,535
Utilities 0.89%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[6]	2,000	2,060
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[6]	17,000	18,286
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[6]	600	649
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[6]	440	499
AEP Transmission Co. LLC 3.75% 2047	3,660	4,030
AES Corp. 4.00% 2021[2]	2,450	2,496
AES Corp. 4.50% 2023[2]	1,300	1,333
AES Corp. 4.875% 2023[2]	4,685	4,772
AES Corp. 5.50% 2025[2]	13,289	13,833
AES Corp. 6.00% 2026[2]	11,995	12,853
AES Corp. 5.125% 2027[2]	8,955	9,649
Ameren Corp. 2.50% 2024	1,939	1,954
Ameren Corp. 4.50% 2049	1,875	2,358
American Electric Power Co., Inc. 2.95% 2022	12,065	12,337
American Electric Power Co., Inc. 3.20% 2027	19,761	20,818
American Electric Power Co., Inc. 4.30% 2028	4,659	5,292
AmeriGas Partners, LP 5.50% 2025	6,850	7,382
Avangrid, Inc. 3.80% 2029	14,825	15,983
Berkshire Hathaway Energy Co. 2.40% 2020	3,110	3,112
Calpine Corp. 6.00% 2022[6]	3,425	3,443
Calpine Corp. 5.375% 2023	6,360	6,479
Calpine Corp. 5.875% 2024[6]	2,000	2,049
Calpine Corp. 5.25% 2026[6]	10,225	10,672
Centerpoint Energy, Inc. 2.50% 2022	3,000	3,028
CenterPoint Energy, Inc. 3.85% 2024	4,000	4,240
CenterPoint Energy, Inc. 3.70% 2049	5,000	5,113
CMS Energy Corp. 3.00% 2026	3,000	3,089
Colbun SA 4.50% 2024[6]	1,500	1,592
Colbun SA 3.95% 2027[6]	1,554	1,611
Comision Federal de Electricidad 4.875% 2024[6]	2,000	2,138
Comision Federal de Electricidad 4.75% 2027[6]	370	391
Commonwealth Edison Co. 4.00% 2048	5,225	6,030
Consolidated Edison Co. of New York, Inc. 3.125% 2027	1,771	1,866
The Income Fund of America — Page 20 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consolidated Edison Co. of New York, Inc. 4.50% 2058	$8,390	$10,018
Consumers Energy Co. 3.375% 2023	360	377
Consumers Energy Co. 3.125% 2024	2,520	2,629
Consumers Energy Co. 4.05% 2048	6,855	8,083
Consumers Energy Co. 3.10% 2050	5,000	5,060
Dominion Resources, Inc., junior subordinated, 3.071% 2024[8]	3,450	3,559
DTE Electric Co. 3.375% 2025	668	710
DTE Electric Co. 3.70% 2045	1,493	1,659
DTE Electric Co. 3.75% 2047	5,000	5,592
DTE Electric Co. 3.95% 2049	7,060	8,168
DTE Energy Co., Series C, 2.529% 2024[10]	2,975	2,987
Duke Energy Carolinas, Inc. 2.95% 2026	1,771	1,856
Duke Energy Indiana, Inc. 4.90% 2043	14,785	18,495
Duke Energy Indiana, Inc. 3.25% 2049	3,100	3,131
Duke Energy Progress Inc. 4.15% 2044	3,935	4,509
Duke Energy Progress, LLC 3.375% 2023	2,805	2,944
Duke Energy Progress, LLC 3.45% 2029	5,168	5,623
Edison International 2.40% 2022	900	880
Edison International 5.75% 2027	2,477	2,693
Edison International 4.125% 2028	2,477	2,466
EDP Finance BV 4.125% 2020[6]	3,402	3,409
EDP Finance BV 5.25% 2021[6]	22,500	23,276
EDP Finance BV 3.625% 2024[6]	16,875	17,496
Electricité de France SA 4.50% 2028[6]	593	666
Electricité de France SA 4.75% 2035[6]	10,573	12,025
Electricité de France SA 4.875% 2038[6]	3,925	4,529
Electricité de France SA 5.00% 2048[6]	375	449
Electricité de France SA 5.25% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 10-year + 3.709% on 1/29/2023)[6,8]	3,500	3,616
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[8]	36,024	40,562
Emera US Finance LP 2.70% 2021	2,505	2,528
Emera US Finance LP 4.75% 2046	5,687	6,680
Empresa Nacional de Electricidad SA 4.25% 2024	900	943
Enel Chile SA 4.875% 2028	955	1,056
Enel Finance International SA 3.50% 2028[6]	1,400	1,443
Enel Finance International SA 6.00% 2039[6]	3,000	3,790
Enel Società per Azioni 8.75% 2073[6,8]	12,000	14,160
Entergy Corp. 4.00% 2022	2,220	2,323
Entergy Corp. 2.95% 2026	4,775	4,902
Entergy Louisiana, LLC 4.20% 2048	5,125	6,000
Eversource Energy 3.80% 2023	4,095	4,341
Eversource Energy 3.30% 2028	573	594
Eversource Energy 4.25% 2029	4,849	5,454
Exelon Corp. 3.95% 2025	846	917
Exelon Corp. 3.40% 2026	2,860	3,011
Exelon Corp., junior subordinated, 3.497% 2022[8]	17,585	18,103
FirstEnergy Corp. 3.90% 2027	29,882	32,186
FirstEnergy Corp. 3.50% 2028[6]	2,500	2,631
FirstEnergy Corp. 4.85% 2047	9,733	11,618
FirstEnergy Corp., Series B, 4.25% 2023	38,390	40,710
Florida Power & Light Co. 3.15% 2049	8,950	9,157
Gulf Power Co. 3.30% 2027	1,831	1,949
Interstate Power and Light Co. 3.25% 2024	9,628	10,115
Israel Electric Corp. Ltd. 8.10% 2096[6]	4,905	6,732
The Income Fund of America — Page 21 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Jersey Central Power & Light Co. 4.30% 2026[6]	$925	$1,013
Mississippi Power Co. 3.95% 2028	6,437	7,057
Mississippi Power Co. 4.25% 2042	7,500	8,102
National Grid PLC 3.15% 2027[6]	1,105	1,154
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	6,214
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	12,530
New York State Electric & Gas Corp. 3.25% 2026[6]	3,000	3,149
NGL Energy Partners LP 7.50% 2026[6]	5,960	5,720
Niagara Mohawk Power Corp. 3.508% 2024[6]	3,150	3,333
Niagara Mohawk Power Corp. 4.278% 2034[6]	2,000	2,321
NiSource Finance Corp. 2.65% 2022	1,775	1,800
Northern States Power Co. 2.20% 2020	21	21
Northern States Power Co. 4.125% 2044	11,000	12,890
Northern States Power Co. 2.90% 2050	9,275	9,028
NRG Energy, Inc. 7.25% 2026	2,000	2,198
NV Energy, Inc. 6.25% 2020	920	959
Pacific Gas and Electric Co. 3.50% 2020[12]	1,711	1,630
Pacific Gas and Electric Co. 2.45% 2022[12]	2,500	2,331
Pacific Gas and Electric Co. 3.85% 2023[12]	7,032	6,663
Pacific Gas and Electric Co. 4.25% 2023[6,12]	20,167	19,159
Pacific Gas and Electric Co. 3.40% 2024[12]	2,910	2,765
Pacific Gas and Electric Co. 3.75% 2024[12]	3,532	3,355
Pacific Gas and Electric Co. 3.50% 2025[12]	2,965	2,824
Pacific Gas and Electric Co. 2.95% 2026[12]	2,200	2,057
Pacific Gas and Electric Co. 3.30% 2027[12]	9,104	8,558
Pacific Gas and Electric Co. 4.65% 2028[6,12]	9,056	8,784
PacifiCorp., First Mortgage Bonds, 3.50% 2029	4,000	4,384
PacifiCorp., First Mortgage Bonds, 4.125% 2049	11,000	12,907
Progress Energy, Inc. 7.00% 2031	4,000	5,531
Progress Energy, Inc. 7.75% 2031	2,500	3,577
Public Service Co. of Colorado 2.25% 2022	298	300
Public Service Co. of Colorado 2.50% 2023	1,430	1,448
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,377
Public Service Electric and Gas Co. 3.60% 2047	1,790	1,963
Public Service Enterprise Group Inc. 2.65% 2022	3,975	4,045
Public Service Enterprise Group Inc. 2.875% 2024	5,225	5,369
Public Service Enterprise Group Inc. 3.20% 2049	5,000	5,169
Puget Energy, Inc. 6.50% 2020	10,943	11,464
Puget Energy, Inc. 6.00% 2021	3,945	4,211
Puget Energy, Inc. 5.625% 2022	9,592	10,299
Puget Energy, Inc. 3.65% 2025	1,911	1,990
Puget Sound Energy, Inc. 3.25% 2049	6,750	6,884
San Diego Gas & Electric Co. 3.75% 2047	5,000	5,201
SCANA Corp. 6.25% 2020	369	374
SCANA Corp. 4.75% 2021	5,693	5,842
SCANA Corp. 4.125% 2022	2,951	3,047
South Carolina Electric & Gas Co. 5.45% 2041	1,937	2,528
Southern California Edison Co. 2.90% 2021	10,325	10,408
Southern California Edison Co. 1.845% 2022	3,196	3,142
Southern California Edison Co. 2.40% 2022	1,700	1,701
Southern California Edison Co. 3.40% 2023	2,969	3,070
Southern California Edison Co. 3.50% 2023	11,725	12,195
Southern California Edison Co. 3.70% 2025	1,475	1,565
Southern California Edison Co. 3.65% 2028	6,300	6,673
The Income Fund of America — Page 22 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.85% 2029	$4,475	$4,494
Southern California Edison Co. 4.20% 2029	17,175	19,005
Southern California Edison Co. 6.00% 2034	3,700	4,535
Southern California Edison Co. 5.35% 2035	5,075	5,933
Southern California Edison Co. 5.75% 2035	4,200	5,052
Southern California Edison Co. 5.625% 2036	2,725	3,242
Southern California Edison Co. 5.55% 2037	1,525	1,838
Southern California Edison Co. 5.95% 2038	12,025	14,898
Southern California Edison Co. 6.05% 2039	3,000	3,776
Southern California Edison Co. 4.00% 2047	11,901	12,521
Southern California Edison Co. 4.125% 2048	3,425	3,664
Southern California Edison Co. 4.875% 2049	4,920	5,845
Southern California Edison Co., Series C, 3.60% 2045	11,150	10,887
Southern Co. 4.40% 2046	2,750	3,109
State Grid Overseas Investment Ltd. 3.50% 2027[6]	2,000	2,108
Talen Energy Corp. 6.50% 2025	180	136
Talen Energy Corp. 10.50% 2026[6]	8,520	7,349
Talen Energy Corp. 7.25% 2027[6]	14,095	14,130
Veolia Environnement 6.75% 2038	500	692
Virginia Electric and Power Co. 3.45% 2024	560	590
Virginia Electric and Power Co. 3.10% 2025	5,458	5,692
Virginia Electric and Power Co. 4.60% 2048	3,450	4,268
Vistra Energy Corp. 7.625% 2024	3,925	4,084
Xcel Energy Inc. 4.00% 2028	329	364
		995,738
Materials 0.86%
Air Liquide SA 2.25% 2029[6]	3,866	3,784
AK Steel Holding Corp. 7.625% 2021	9,825	9,661
AK Steel Holding Corp. 6.375% 2025	1,400	1,162
AK Steel Holding Corp. 7.00% 2027	1,300	1,084
ArcelorMittal 3.60% 2024	16,705	17,136
ArcelorMittal 4.25% 2029	1,600	1,638
Ardagh Packaging Finance 4.625% 2023[6]	2,930	3,002
Ardagh Packaging Finance 6.00% 2025[6]	5,725	6,026
Ardagh Packaging Finance 4.125% 2026[6]	5,000	5,067
Axalta Coating Systems LLC 4.875% 2024[6]	7,250	7,522
Ball Corp. 4.375% 2020	6,700	6,838
Ball Corp. 5.25% 2025	8,000	8,920
Berry Global Escrow Corp. 4.875% 2026[6]	1,350	1,423
Berry Plastics Corp. 5.50% 2022	2,185	2,223
Braskem SA 4.50% 2030[6]	10,000	9,925
BWAY Parent Co., Inc. 5.50% 2024[6]	6,000	6,195
BWAY Parent Co., Inc. 7.25% 2025[6]	1,120	1,075
Carlyle Group LP 8.75% 2023[6,11]	1,680	1,659
CF Industries, Inc. 3.45% 2023	2,190	2,231
CF Industries, Inc. 4.95% 2043	4,035	4,055
CF Industries, Inc. 5.375% 2044	4,935	5,083
Chemours Co. 6.625% 2023	28,650	28,605
Chevron Phillips Chemical Co. LLC 3.30% 2023[6]	1,945	2,015
Cleveland-Cliffs Inc. 4.875% 2024[6]	28,025	28,866
Cleveland-Cliffs Inc. 5.75% 2025	38,706	38,319
Cleveland-Cliffs Inc. 5.875% 2027[6]	51,245	49,003
Consolidated Energy Finance SA 6.50% 2026[6]	10,605	10,260
The Income Fund of America — Page 23 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
CRH America, Inc. 3.875% 2025[6]	$2,000	$2,138
CRH America, Inc. 5.125% 2045[6]	1,000	1,168
Crown Holdings, Inc. 4.75% 2026	6,000	6,315
CVR Partners, LP 9.25% 2023[6]	15,730	16,536
Dow Chemical Co. 4.125% 2021	3,300	3,421
Dow Chemical Co. 3.15% 2024[6]	1,315	1,359
Dow Chemical Co. 4.55% 2025[6]	5,309	5,860
Dow Chemical Co. 3.625% 2026[6]	2,018	2,119
Dow Chemical Co. 4.80% 2028[6]	3,000	3,419
Dow Chemical Co. 4.625% 2044	1,200	1,289
Dow Chemical Co. 5.55% 2048[6]	2,100	2,570
Dow Chemical Co. 4.80% 2049[6]	1,304	1,451
DowDuPont Inc. 4.205% 2023	3,250	3,492
DowDuPont Inc. 4.493% 2025	2,165	2,398
DowDuPont Inc. 4.725% 2028	950	1,084
DowDuPont Inc. 5.419% 2048	500	622
First Quantum Minerals Ltd. 7.00% 2021[6]	2,044	2,058
First Quantum Minerals Ltd. 7.25% 2022[6]	13,175	13,257
First Quantum Minerals Ltd. 7.25% 2023[6]	9,615	9,693
First Quantum Minerals Ltd. 6.50% 2024[6]	22,591	22,184
First Quantum Minerals Ltd. 7.50% 2025[6]	76,350	76,827
First Quantum Minerals Ltd. 6.875% 2026[6]	23,575	23,192
Freeport-McMoRan Inc. 3.55% 2022	54,511	55,261
Freeport-McMoRan Inc. 3.875% 2023	9,945	10,119
FXI Holdings, Inc. 7.875% 2024[6]	7,015	6,278
Greif, Inc. 6.50% 2027[6]	2,715	2,925
H.I.G. Capital, LLC 6.75% 2024[6]	11,040	10,212
Holcim Ltd. 6.00% 2019[6]	1,607	1,616
Holcim Ltd. 5.15% 2023[6]	12,595	13,652
INEOS Group Holdings SA 5.625% 2024[6]	8,600	8,836
International Paper Co. 7.30% 2039	5,615	7,706
LSB Industries, Inc. 9.625% 2023[6]	21,955	23,382
LYB International Finance III, LLC 4.20% 2049	332	333
LyondellBasell Industries NV 6.00% 2021	2,500	2,670
Mineral Resources Ltd. 8.125% 2027[6]	7,150	7,543
Mosaic Co. 3.25% 2022	1,500	1,540
Norbord Inc. 5.75% 2027[6]	13,115	13,607
Nova Chemicals Corp. 5.25% 2027[6]	17,720	18,274
Novelis Corp. 6.25% 2024[6]	4,100	4,305
Nutrien Ltd. 5.00% 2049	850	1,005
OCI NV 5.25% 2024[6]	20,190	20,947
Owens-Illinois, Inc. 5.875% 2023[6]	21,820	23,129
Platform Specialty Products Corp. 5.875% 2025[6]	10,435	10,945
Praxair, Inc. 3.00% 2021	2,500	2,555
Rayonier Advanced Materials Inc. 5.50% 2024[6]	22,771	15,883
Reynolds Group Inc. 5.75% 2020	9,638	9,683
Reynolds Group Inc. 7.00% 2024[6]	4,200	4,355
Ryerson Inc. 11.00% 2022[6]	48,121	51,129
S.P.C.M. SA 4.875% 2025[6]	11,750	12,191
Scotts Miracle-Gro Co. 4.50% 2029[6]	16,190	16,311
Sealed Air Corp. 5.25% 2023[6]	5,960	6,392
Sherwin-Williams Co. 2.75% 2022	1,980	2,017
Sherwin-Williams Co. 3.125% 2024	1,500	1,557
Sherwin-Williams Co. 3.45% 2027	1,812	1,911
The Income Fund of America — Page 24 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Co. 2.95% 2029	$2,000	$2,022
Sherwin-Williams Co. 4.50% 2047	3,115	3,521
Sherwin-Williams Co. 3.80% 2049	10,914	11,155
Standard Industries Inc. 6.00% 2025[6]	2,075	2,189
Starfruit US Holdco LLC 8.00% 2026[6]	15,045	15,045
Summit Materials, Inc. 6.125% 2023	4,725	4,824
Summit Materials, Inc. 6.50% 2027[6]	5,960	6,452
TPC Group Inc. 10.50% 2024[6]	13,211	14,070
Trivium Packaging BV 5.50% 2026[6]	4,402	4,628
Trivium Packaging BV 8.50% 2027[6]	4,545	4,840
Tronox Ltd. 5.75% 2025[6]	2,550	2,416
Tronox Ltd. 6.50% 2026[6]	22,144	21,341
Venator Materials Corp. 5.75% 2025[6]	36,800	29,456
Warrior Met Coal, Inc. 8.00% 2024[6]	10,953	11,179
Westlake Chemical Corp. 5.00% 2046	1,045	1,129
Westlake Chemical Corp. 4.375% 2047	915	919
Zekelman Industries Inc. 9.875% 2023[6]	2,739	2,891
		971,575
Industrials 0.85%
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,025
ACCO Brands Corp. 5.25% 2024[6]	1,665	1,732
ADT Corp. 3.50% 2022	22,550	22,687
Air Lease Corp. 2.25% 2023	7,898	7,893
Airbus Group SE 2.70% 2023[6]	885	906
Allison Transmission Holdings, Inc. 5.00% 2024[6]	21,275	21,860
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	4,643	4,874
ARAMARK Corp. 5.125% 2024	8,430	8,714
ARAMARK Corp. 5.00% 2025[6]	7,000	7,306
ARAMARK Corp. 5.00% 2028[6]	1,645	1,725
Ashtead Group PLC 4.125% 2025[6]	12,475	12,787
Ashtead Group PLC 4.375% 2027[6]	5,775	5,970
Ashtead Group PLC 4.25% 2029[6]	3,134	3,177
Associated Materials, LLC 9.00% 2024[6]	51,961	45,726
Avis Budget Group, Inc. 5.50% 2023	7,107	7,265
Avis Budget Group, Inc. 5.25% 2025[6]	5,050	5,170
Avolon Holdings Funding Ltd. 3.625% 2022[6]	3,935	4,022
Avolon Holdings Funding Ltd. 3.95% 2024[6]	12,602	13,099
Beacon Roofing Supply, Inc. 4.875% 2025[6]	12,264	12,096
Boeing Co. 2.70% 2027	4,000	4,066
Boeing Co. 3.20% 2029	10,313	10,808
Boeing Co. 2.95% 2030	1,577	1,615
Boeing Co. 3.60% 2034	9,000	9,792
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[6]	5,148	5,495
Brand Energy 8.50% 2025[6]	6,355	6,196
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 3.50%) 5.286% 2025[9,10]	1,290	1,283
Builders FirstSource, Inc. 5.625% 2024[6]	11,343	11,825
Burlington Northern Santa Fe LLC 3.55% 2050	10,000	10,615
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021	1	1
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	1,502	1,588
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	—[7]	—[7]
CSX Corp. 3.80% 2028	7,550	8,257
CSX Corp. 3.35% 2049	1,712	1,698
CSX Corp. 4.50% 2049	3,785	4,464
The Income Fund of America — Page 25 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	$3,468	$3,678
Dun & Bradstreet Corp. 6.875% 2026[6]	22,095	24,201
Dun & Bradstreet Corp. 10.25% 2027[6]	11,725	12,898
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.804% 2026[9,10]	8,470	8,503
ERAC USA Finance Co. 5.25% 2020[6]	5,000	5,152
Euramax International, Inc. 12.00% 2020[6]	26,149	25,724
F-Brasile SpA 7.375% 2026[6]	3,844	4,036
Fortive Corp. 2.35% 2021	2,825	2,834
FXI Holdings, Inc. 12.25% 2026[6]	13,780	13,883
GE Capital International Funding Co. 4.418% 2035	1,700	1,794
General Dynamics Corp. 3.50% 2025	7,110	7,656
General Dynamics Corp. 3.75% 2028	8,290	9,252
General Electric Capital Corp. 3.373% 2025	3,500	3,608
General Electric Co. 2.70% 2022	8,250	8,309
General Electric Co. 4.125% 2042	909	931
General Electric Co., junior subordinated, 5.00% (3-month USD-LIBOR + 3.33% on 1/21/2021)[8]	95,170	91,932
Hardwoods Acquisition Inc. 7.50% 2021[6]	13,649	6,483
Harris Corp. 2.70% 2020	1,315	1,317
Harris Corp. 3.832% 2025	740	795
Harsco Corp. 5.75% 2027[6]	9,830	10,236
Hertz Global Holdings Inc. 7.625% 2022[6]	44,110	45,874
Honeywell International Inc. 2.30% 2024	7,967	8,124
Honeywell International Inc. 2.70% 2029	6,613	6,851
Icahn Enterprises Finance Corp. 4.75% 2024[6]	3,915	3,974
IHS Markit Ltd. 3.625% 2024	5,200	5,443
IHS Markit Ltd. 4.25% 2029	7,000	7,602
JELD-WEN Holding, Inc. 4.625% 2025[6]	6,465	6,416
JELD-WEN Holding, Inc. 4.875% 2027[6]	7,325	7,197
KAR Auction Services, Inc. 5.125% 2025[6]	8,370	8,778
Kratos Defense & Security Solutions, Inc. 6.50% 2025[6]	1,540	1,636
LABL Escrow Issuer, LLC 6.75% 2026[6]	2,125	2,205
LABL Escrow Issuer, LLC 10.50% 2027[6]	5,105	5,131
Lockheed Martin Corp. 2.50% 2020	3,250	3,268
Lockheed Martin Corp. 3.10% 2023	695	721
Lockheed Martin Corp. 4.50% 2036	560	669
Lockheed Martin Corp. 4.70% 2046	4,560	5,768
LSC Communications, Inc. 8.75% 2023[6]	22,250	15,241
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 7.286% 2022[9,10]	4,303	3,556
Mexican Government 5.50% 2046	2,303	2,326
Mexican Government 5.50% 2047	4,482	4,501
Mexican Government 5.50% 2047[6]	215	216
Norfolk Southern Corp. 2.55% 2029	3,687	3,707
Northrop Grumman Corp. 2.55% 2022	2,345	2,384
Northrop Grumman Corp. 2.93% 2025	9,570	9,912
Northrop Grumman Corp. 3.25% 2028	15,195	15,925
Parker-Hannifin Corp. 2.70% 2024	2,060	2,102
Parker-Hannifin Corp. 3.25% 2029	3,955	4,158
Parker-Hannifin Corp. 4.00% 2049	400	435
Pisces Parent LLC 8.00% 2026[6]	38,834	38,334
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 5.671% 2025[9,10]	4,478	4,342
R.R. Donnelley & Sons Co. 7.875% 2021	2,014	2,095
R.R. Donnelley & Sons Co. 6.50% 2023	14,780	15,266
Rexnord Corp. 4.875% 2025[6]	19,490	20,196
Rockwell Collins, Inc. 2.80% 2022	3,645	3,715
The Income Fund of America — Page 26 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Rockwell Collins, Inc. 3.20% 2024	$6,370	$6,653
Roper Technologies, Inc. 2.80% 2021	1,725	1,753
Sensata Technologies Holding BV 4.875% 2023[6]	7,360	7,802
Siemens AG 2.70% 2022[6]	1,780	1,813
Siemens AG 2.35% 2026[6]	3,960	3,966
Thomson Reuters Corp. 4.30% 2023	1,905	2,051
Thomson Reuters Corp. 5.65% 2043	1,425	1,711
TransDigm Inc. 6.00% 2022	2,578	2,625
Uber Technologies, Inc. 7.50% 2023[6]	2,000	2,040
Uber Technologies, Inc. 8.00% 2026[6]	3,250	3,267
Union Pacific Corp. 3.75% 2025	4,720	5,116
Union Pacific Corp. 3.70% 2029	3,245	3,548
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024	4,128	4,388
United Rentals, Inc. 4.625% 2025	15,490	15,877
United Rentals, Inc. 5.25% 2030	12,025	12,686
United Technologies Corp. 3.65% 2023	16,760	17,741
United Technologies Corp. 3.95% 2025	14,140	15,491
United Technologies Corp. 3.125% 2027	1,250	1,317
United Technologies Corp. 4.125% 2028	6,315	7,174
United Technologies Corp. 4.625% 2048	1,450	1,822
Vinci SA 3.75% 2029[6]	6,844	7,555
Virgin Australia Holdings Ltd. 8.50% 2019[6]	41,650	41,675
Virgin Australia Holdings Ltd. 7.875% 2021[6]	1,750	1,802
Westinghouse Air Brake Technologies Corp. 4.40% 2024[8]	7,569	8,083
		954,983
Consumer staples 0.64%
Altria Group, Inc. 3.80% 2024	1,945	2,039
Altria Group, Inc. 4.40% 2026	9,449	10,199
Altria Group, Inc. 4.80% 2029	20,517	22,566
Altria Group, Inc. 9.95% 2038	23,500	37,631
Altria Group, Inc. 5.80% 2039	21,295	24,533
Altria Group, Inc. 4.50% 2043	4,000	4,035
Altria Group, Inc. 5.95% 2049	3,178	3,741
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	3,930	4,699
Anheuser-Busch InBev NV 4.15% 2025	6,000	6,565
Anheuser-Busch InBev NV 4.00% 2028	10,525	11,628
Anheuser-Busch InBev NV 4.75% 2029	5,756	6,693
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,586
Anheuser-Busch InBev NV 5.45% 2039	6,000	7,563
Anheuser-Busch InBev NV 4.95% 2042	9,095	10,792
Anheuser-Busch InBev NV 4.60% 2048	1,915	2,201
Anheuser-Busch InBev NV 5.55% 2049	19,154	24,999
B&G Foods, Inc. 5.25% 2025	15,615	16,005
B&G Foods, Inc. 5.25% 2027	13,375	13,358
British American Tobacco International Finance PLC 3.95% 2025[6]	10,914	11,420
British American Tobacco PLC 2.764% 2022	3,195	3,227
British American Tobacco PLC 3.222% 2024	43,138	43,852
British American Tobacco PLC 3.215% 2026	15,308	15,269
British American Tobacco PLC 3.557% 2027	32,989	33,273
British American Tobacco PLC 3.462% 2029	3,990	3,924
British American Tobacco PLC 4.39% 2037	9,000	8,835
British American Tobacco PLC 4.54% 2047	10,440	10,107
British American Tobacco PLC 4.758% 2049	16,150	15,968
The Income Fund of America — Page 27 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Conagra Brands, Inc. 3.80% 2021	$1,261	$1,302
Conagra Brands, Inc. 4.30% 2024	10,611	11,393
Conagra Brands, Inc. 4.60% 2025	1,330	1,477
Conagra Brands, Inc. 5.30% 2038	3,094	3,633
Conagra Brands, Inc. 5.40% 2048	10,535	12,500
Constellation Brands, Inc. 2.65% 2022	14,345	14,571
Constellation Brands, Inc. 2.70% 2022	1,410	1,428
Constellation Brands, Inc. 3.20% 2023	14,130	14,585
Constellation Brands, Inc. 4.25% 2023	5,802	6,217
Constellation Brands, Inc. 3.60% 2028	1,850	1,957
Constellation Brands, Inc. 4.10% 2048	4,825	5,117
Costco Wholesale Corp. 2.30% 2022	3,500	3,553
Costco Wholesale Corp. 2.75% 2024	2,000	2,078
Cott Beverages Inc. 5.50% 2025[6]	6,390	6,686
Darling Ingredients Inc. 5.25% 2027[6]	6,370	6,712
Energizer Holdings, Inc. 6.375% 2026[6]	7,940	8,486
Energizer Holdings, Inc. 7.75% 2027[6]	1,810	2,009
Energizer SpinCo Inc. 5.50% 2025[6]	6,065	6,308
First Quality Enterprises, Inc. 5.00% 2025[6]	9,875	10,247
Imperial Tobacco Finance PLC 3.50% 2023[6]	10,000	10,249
Keurig Dr Pepper Inc. 4.057% 2023	20,795	22,072
Keurig Dr Pepper Inc. 4.417% 2025	9,913	10,889
Keurig Dr Pepper Inc. 4.597% 2028	4,395	4,989
Keurig Dr Pepper Inc. 4.985% 2038	8,185	9,661
Keurig Dr Pepper Inc. 5.085% 2048	5,143	6,187
Lamb Weston Holdings, Inc. 4.625% 2024[6]	1,585	1,674
Molson Coors Brewing Co. 2.10% 2021	5,210	5,215
Molson Coors Brewing Co. 3.00% 2026	2,770	2,805
Molson Coors Brewing Co. 4.20% 2046	4,200	4,155
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 6.349% 2026[9,10]	16,789	16,822
Performance Food Group, Inc. 5.50% 2027[6]	8,454	8,982
Pernod Ricard SA 4.45% 2022[6]	3,125	3,284
Philip Morris International Inc. 2.375% 2022	5,035	5,086
Philip Morris International Inc. 2.50% 2022	4,975	5,036
Philip Morris International Inc. 2.625% 2022	8,405	8,514
Philip Morris International Inc. 2.875% 2024	6,121	6,304
Post Holdings, Inc. 5.00% 2026[6]	9,608	10,029
Post Holdings, Inc. 5.625% 2028[6]	9,680	10,394
Post Holdings, Inc. 5.50% 2029[6]	9,040	9,553
Prestige Brands International Inc. 5.375% 2021[6]	4,257	4,273
Reckitt Benckiser Treasury Services PLC 2.75% 2024[6]	1,350	1,378
Reynolds American Inc. 3.25% 2022	5,647	5,761
Reynolds American Inc. 4.45% 2025	9,133	9,810
Reynolds American Inc. 5.70% 2035	3,130	3,540
Reynolds American Inc. 5.85% 2045	16,200	18,026
Wal-Mart Stores, Inc. 3.125% 2021	8,500	8,694
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,070
Wal-Mart Stores, Inc. 3.40% 2023	3,170	3,348
Wal-Mart Stores, Inc. 3.05% 2026	2,225	2,368
Wal-Mart Stores, Inc. 3.70% 2028	6,204	6,899
Wal-Mart Stores, Inc. 3.25% 2029	628	680
WM. Wrigley Jr. Co. 3.375% 2020[6]	5,500	5,574
		715,288
The Income Fund of America — Page 28 of 46

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology 0.51%	Principal amount (000)	Value (000)
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 5.696% 2024[9,10]	$992	$950
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[9,10]	32,150	30,173
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.104% 2025[9,10]	3,985	4,047
Banff Merger Sub Inc. 9.75% 2026[6]	5,560	5,206
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.878% 2021[9,10]	2,396	2,390
Broadcom Inc. 3.625% 2024[6]	13,000	13,369
Broadcom Inc. 4.25% 2026[6]	49,000	51,225
Broadcom Inc. 4.75% 2029[6]	38,084	40,379
Broadcom Ltd. 3.00% 2022	12,750	12,923
Broadcom Ltd. 3.625% 2024	41,238	42,516
Broadcom Ltd. 3.875% 2027	37,645	38,066
Broadcom Ltd. 3.50% 2028	6,889	6,746
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.20% 2025[9,10]	525	352
Dell Inc. 2.65% 2020	1,300	1,302
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.063% 2022[9,10]	12,156	12,572
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.75% 2023[9,10]	5,877	5,465
Diebold, Inc. 8.50% 2024	13,355	11,569
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 6.75% 2022[9,10]	316	310
Ellucian, Inc. 9.00% 2023[6]	775	800
Fidelity National Information Services, Inc. 3.75% 2029	2,050	2,234
Financial & Risk US Holdings, Inc. 6.25% 2026[6]	13,395	14,584
Financial & Risk US Holdings, Inc. 8.25% 2026[6]	19,525	21,966
Fiserv, Inc. 3.20% 2026	6,331	6,625
Fiserv, Inc. 3.50% 2029	11,125	11,751
Fiserv, Inc. 4.40% 2049	3,900	4,382
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[6]	14,440	15,631
Global Payments Inc. 3.20% 2029	4,130	4,229
Global Payments Inc. 4.15% 2049	1,121	1,175
Go Daddy Operating Co. 5.25% 2027[6]	5,810	6,180
Infor (US), Inc. 6.50% 2022	9,770	9,941
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 5.536% 2024[9,10]	1,595	1,558
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.286% 2025[9,10]	2,685	2,635
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.253% 2023[9,10]	1,606	1,604
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.503% 2024[9,10]	27,510	27,819
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.555% 2024[9,10]	12,249	12,258
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.305% 2025[9,10]	153	154
Microsoft Corp. 1.55% 2021	2,000	1,996
Microsoft Corp. 2.65% 2022	6,000	6,164
Microsoft Corp. 2.875% 2024	14,865	15,509
Microsoft Corp. 3.30% 2027	8,000	8,667
Microsoft Corp. 4.20% 2035	6,000	7,141
Microsoft Corp. 3.70% 2046	2,500	2,850
Microsoft Corp. 4.25% 2047	1,750	2,169
Moneygram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.786% 2023[3,9,10]	4,798	4,318
PayPal Holdings, Inc. 2.65% 2026	5,910	5,991
PayPal Holdings, Inc. 2.85% 2029	4,045	4,066
Solera Holdings, Inc. 10.50% 2024[6]	3,350	3,522
Tempo Acquisition LLC 6.75% 2025[6]	6,075	6,280
Unisys Corp. 10.75% 2022[6]	21,490	23,384
VeriSign, Inc. 4.75% 2027	9,025	9,566
Veritas Holdings Ltd. 7.50% 2023[6]	12,620	12,462
Veritas Holdings Ltd. 10.50% 2024[6]	10,709	10,173
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.286% 2023[9,10]	9,074	8,442
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.036% 2026[9,10]	2,025	1,949
The Income Fund of America — Page 29 of 46

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Visa Inc. 3.15% 2025	$8,000	$8,560
VMware, Inc. 2.95% 2022	2,500	2,542
		570,837
Real estate 0.36%
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,691
Alexandria Real Estate Equities, Inc. 3.80% 2026	985	1,059
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,417
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,695	1,837
Alexandria Real Estate Equities, Inc. 2.75% 2029	5,676	5,645
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,549
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,610	2,747
American Campus Communities, Inc. 3.35% 2020	3,380	3,417
American Campus Communities, Inc. 3.75% 2023	3,985	4,162
American Campus Communities, Inc. 4.125% 2024	28,615	30,763
American Campus Communities, Inc. 3.30% 2026	1,500	1,551
American Campus Communities, Inc. 3.625% 2027	765	806
American Tower Corp. 3.55% 2027	2,525	2,666
Bank of Montreal 4.338% 2028 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 1.28% on 10/5/2023)[8]	8,913	9,423
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,711
Brookfield Property REIT Inc. 5.75% 2026[6]	30,770	32,193
Corporate Office Properties LP 5.25% 2024	9,150	9,877
EPR Properties 4.75% 2026	3,495	3,811
EPR Properties 3.75% 2029	2,400	2,441
Equinix, Inc. 5.375% 2027	10,880	11,832
Essex Portfolio LP 3.625% 2022	9,550	9,897
Essex Portfolio LP 3.25% 2023	4,400	4,530
Essex Portfolio LP 3.875% 2024	5,900	6,275
Essex Portfolio LP 4.00% 2029	1,230	1,352
Gaming and Leisure Properties, Inc. 3.35% 2024	3,164	3,216
Gaming and Leisure Properties, Inc. 4.00% 2030	1,653	1,680
Hospitality Properties Trust 4.25% 2021	20,500	20,823
Hospitality Properties Trust 4.50% 2023	7,835	8,110
Hospitality Properties Trust 4.50% 2025	1,960	2,000
Hospitality Properties Trust 3.95% 2028	1,990	1,921
Host Hotels & Resorts LP 4.50% 2026	2,700	2,938
Howard Hughes Corp. 5.375% 2025[6]	19,641	20,500
Iron Mountain Inc. 5.75% 2024[2]	5,925	5,992
Iron Mountain Inc. 4.875% 2027[2,6]	1,875	1,941
Iron Mountain Inc. 5.25% 2028[2,6]	17,845	18,826
Kimco Realty Corp. 4.125% 2046	2,135	2,261
Medical Properties Trust, Inc. 5.00% 2027	10,750	11,368
Prologis, Inc. 4.25% 2023	25,000	26,997
Realogy Corp. 5.25% 2021[6]	13,287	13,353
Realogy Corp. 4.875% 2023[6]	24,570	24,020
Realogy Corp. 9.375% 2027[6]	14,740	14,556
SBA Communications Corp. 4.00% 2022	19,665	20,160
Scentre Group 2.375% 2021[6]	4,575	4,592
Scentre Group 3.25% 2025[6]	4,365	4,501
Scentre Group 3.50% 2025[6]	5,455	5,681
Scentre Group 3.75% 2027[6]	3,000	3,179
Select Income REIT 3.60% 2020	5,775	5,784
Select Income REIT 4.15% 2022	1,035	1,059
The Income Fund of America — Page 30 of 46

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 3.25% 2020[6]	$8,638	$8,730
Westfield Corp. Ltd. 3.15% 2022[6]	6,020	6,145
Westfield Corp. Ltd. 3.50% 2029[6]	4,200	4,356
		398,341
Total corporate bonds & notes		13,025,992
U.S. Treasury bonds & notes 10.16% U.S. Treasury 9.73%
U.S. Treasury 1.25% 2020	100,000	99,939
U.S. Treasury 1.375% 2020	55,000	54,875
U.S. Treasury 1.375% 2020	23,000	22,981
U.S. Treasury 1.50% 2020	22,000	21,988
U.S. Treasury 1.625% 2020	20,000	20,004
U.S. Treasury 2.50% 2020	25,000	25,146
U.S. Treasury 2.625% 2020[13]	1,595,000	1,607,186
U.S. Treasury 2.625% 2020	57,585	58,077
U.S. Treasury 2.75% 2020	6,500	6,568
U.S. Treasury 1.375% 2021	129,000	128,698
U.S. Treasury 1.625% 2021	1,750,000	1,751,750
U.S. Treasury 2.00% 2021	65,000	65,583
U.S. Treasury 2.125% 2021	40,000	40,343
U.S. Treasury 2.125% 2021	33,000	33,324
U.S. Treasury 2.25% 2021	500,000	504,645
U.S. Treasury 2.25% 2021	205,000	207,029
U.S. Treasury 2.25% 2021	1,000	1,009
U.S. Treasury 2.375% 2021	17,000	17,194
U.S. Treasury 2.50% 2021	250,000	253,000
U.S. Treasury 2.50% 2021	120,000	121,362
U.S. Treasury 2.625% 2021	1,682,750	1,712,535
U.S. Treasury 2.625% 2021	600,000	613,914
U.S. Treasury 2.625% 2021	1,000	1,016
U.S. Treasury 2.75% 2021	20,000	20,442
U.S. Treasury 1.50% 2022	122,000	122,004
U.S. Treasury 1.875% 2022	27,000	27,263
U.S. Treasury 2.125% 2022	951,000	965,313
U.S. Treasury 2.125% 2022	28,000	28,533
U.S. Treasury 1.625% 2023	21,000	21,082
U.S. Treasury 1.75% 2023	4,900	4,940
U.S. Treasury 2.375% 2023	25,000	25,680
U.S. Treasury 2.50% 2023	13,056	13,485
U.S. Treasury 2.75% 2023	123,800	129,313
U.S. Treasury 2.75% 2023	42,500	44,285
U.S. Treasury 6.25% 2023	14,000	16,435
U.S. Treasury 1.25% 2024	77,000	76,058
U.S. Treasury 1.50% 2024	202,179	201,934
U.S. Treasury 1.50% 2024	13,527	13,519
U.S. Treasury 1.75% 2024	20,000	20,201
U.S. Treasury 2.00% 2024	40,000	40,833
U.S. Treasury 2.00% 2024	7,500	7,660
U.S. Treasury 2.125% 2024	10,000	10,255
U.S. Treasury 2.00% 2025	184,000	188,313
U.S. Treasury 2.00% 2025	35,000	35,800
U.S. Treasury 2.25% 2025	22,000	22,842
The Income Fund of America — Page 31 of 46

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2025	$500	$524
U.S. Treasury 2.625% 2025	70,000	73,864
U.S. Treasury 2.75% 2025	40,000	42,444
U.S. Treasury 2.75% 2025	9,000	9,573
U.S. Treasury 2.875% 2025	40,000	42,788
U.S. Treasury 2.875% 2025	30,000	32,137
U.S. Treasury 2.875% 2025	20,000	21,378
U.S. Treasury 1.625% 2026	30,000	30,058
U.S. Treasury 1.875% 2026	102,020	103,789
U.S. Treasury 2.125% 2026	13,000	13,425
U.S. Treasury 2.25% 2026	5,250	5,460
U.S. Treasury 2.50% 2026	40,000	42,178
U.S. Treasury 2.25% 2027	100	105
U.S. Treasury 2.375% 2027	750	791
U.S. Treasury 2.75% 2028	100	109
U.S. Treasury 2.875% 2028	28,000	30,731
U.S. Treasury 2.875% 2028	5,000	5,496
U.S. Treasury 5.50% 2028	1,000	1,314
U.S. Treasury 1.625% 2029	198,793	197,775
U.S. Treasury 2.625% 2029	19,000	20,558
U.S. Treasury 4.50% 2036	100	137
U.S. Treasury 4.50% 2038	100	140
U.S. Treasury 3.125% 2043	100	118
U.S. Treasury 3.75% 2043	1,500	1,951
U.S. Treasury 2.875% 2045[13]	71,575	81,608
U.S. Treasury 3.00% 2045	15,053	17,565
U.S. Treasury 2.25% 2046	120	122
U.S. Treasury 2.875% 2046[13]	57,970	66,350
U.S. Treasury 2.75% 2047	10,000	11,205
U.S. Treasury 3.00% 2047	617	723
U.S. Treasury 3.00% 2048	180	211
U.S. Treasury 3.125% 2048	17,250	20,742
U.S. Treasury 2.25% 2049	9,100	9,252
U.S. Treasury 2.875% 2049[13]	353,832	408,018
U.S. Treasury 3.00% 2049[13]	205,803	242,802
		10,939,797
U.S. Treasury inflation-protected securities 0.43%
U.S. Treasury Inflation-Protected Security 0.625% 2024[14]	65,973	67,082
U.S. Treasury Inflation-Protected Security 0.50% 2028[14]	88,409	90,614
U.S. Treasury Inflation-Protected Security 0.25% 2029[14]	12,588	12,717
U.S. Treasury Inflation-Protected Security 1.375% 2044[14]	30,630	36,501
U.S. Treasury Inflation-Protected Security 0.875% 2047[14]	8,503	9,173
U.S. Treasury Inflation-Protected Security 1.00% 2049[14]	240,361	269,393
		485,480
Total U.S. Treasury bonds & notes		11,425,277
Mortgage-backed obligations 3.28%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[6,10,15]	11,335	11,634
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.423% 2029[6,10,15]	10,160	10,183
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[6,10,15]	2,059	2,092
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[6,10,15]	3,068	3,100
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[6,10,15]	2,627	2,710
The Income Fund of America — Page 32 of 46

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[15]	$2,754	$2,397
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.934% 2047[10,15]	1,833	1,670
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[15]	599	629
Fannie Mae 7.00% 2047[15]	276	311
Fannie Mae 7.00% 2047[15]	141	158
Fannie Mae 7.00% 2047[15]	83	93
Fannie Mae 7.00% 2047[15]	19	21
Fannie Mae Pool #MA0235 4.00% 2019[15]	1	1
Fannie Mae Pool #AE4094 3.50% 2020[15]	1	1
Fannie Mae Pool #885290 6.00% 2021[15]	21	22
Fannie Mae Pool #932119 4.50% 2024[15]	593	617
Fannie Mae Pool #995265 5.50% 2024[15]	42	44
Fannie Mae Pool #AE9743 3.50% 2025[15]	842	872
Fannie Mae Pool #MA2200 3.50% 2025[15]	54	56
Fannie Mae Pool #AD8191 4.00% 2025[15]	256	266
Fannie Mae Pool #AB1066 4.00% 2025[15]	4	5
Fannie Mae Pool #AD6392 4.50% 2025[15]	518	544
Fannie Mae Pool #AD6119 4.50% 2025[15]	289	299
Fannie Mae Pool #AD3149 4.50% 2025[15]	282	295
Fannie Mae Pool #AD5692 4.50% 2025[15]	269	283
Fannie Mae Pool #AI6180 4.00% 2026[15]	137	143
Fannie Mae Pool #AH6941 4.00% 2026[15]	5	6
Fannie Mae Pool #888204 6.00% 2026[15]	512	566
Fannie Mae Pool #AL6615 3.50% 2027[15]	598	620
Fannie Mae Pool #BM4533 4.00% 2027[15]	2,212	2,307
Fannie Mae Pool #AL8347 4.00% 2029[15]	673	702
Fannie Mae Pool #890805 4.00% 2031[15]	818	853
Fannie Mae Pool #MA3541 4.00% 2033[15]	759	791
Fannie Mae Pool #BM5494 4.00% 2033[15]	304	317
Fannie Mae Pool #BJ6249 4.00% 2033[15]	244	260
Fannie Mae Pool #254767 5.50% 2033[15]	213	238
Fannie Mae Pool #MA3764 2.50% 2034[15]	4,087	4,133
Fannie Mae Pool #MA3827 2.50% 2034[15]	3,722	3,763
Fannie Mae Pool #MA3695 3.00% 2034[15]	217,014	222,358
Fannie Mae Pool #MA3611 4.00% 2034[15]	349	365
Fannie Mae Pool #BN1085 4.00% 2034[15]	36	37
Fannie Mae Pool #735228 5.50% 2035[15]	189	213
Fannie Mae Pool #AS8554 3.00% 2036[15]	34,721	35,718
Fannie Mae Pool #AS8355 3.00% 2036[15]	17,227	17,722
Fannie Mae Pool #BE4703 3.00% 2036[15]	945	972
Fannie Mae Pool #888795 5.50% 2036[15]	1,168	1,317
Fannie Mae Pool #256308 6.00% 2036[15]	352	405
Fannie Mae Pool #878099 6.00% 2036[15]	285	327
Fannie Mae Pool #880426 6.00% 2036[15]	65	72
Fannie Mae Pool #AS8628 3.00% 2037[15]	17,100	17,592
Fannie Mae Pool #AS8773 3.00% 2037[15]	10,404	10,703
Fannie Mae Pool #MA2897 3.00% 2037[15]	10,301	10,597
Fannie Mae Pool #888637 6.00% 2037[15]	1,968	2,265
Fannie Mae Pool #950991 6.00% 2037[15]	719	826
Fannie Mae Pool #936999 6.00% 2037[15]	525	587
Fannie Mae Pool #941315 6.50% 2037[15]	212	240
Fannie Mae Pool #945832 6.50% 2037[15]	98	114
Fannie Mae Pool #995674 6.00% 2038[15]	1,133	1,307
Fannie Mae Pool #929964 6.00% 2038[15]	651	749
Fannie Mae Pool #MA3697 3.00% 2039[15]	126,307	129,175
The Income Fund of America — Page 33 of 46

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AE0967 3.50% 2039[15]	$177	$183
Fannie Mae Pool #932274 4.50% 2039[15]	11,803	12,790
Fannie Mae Pool #AC0479 6.00% 2039[15]	414	470
Fannie Mae Pool #AE0443 6.50% 2039[15]	227	260
Fannie Mae Pool #AE4483 4.00% 2040[15]	3,299	3,530
Fannie Mae Pool #AE8073 4.00% 2040[15]	241	258
Fannie Mae Pool #AE9377 4.50% 2040[15]	25	27
Fannie Mae Pool #AH0861 4.50% 2040[15]	8	9
Fannie Mae Pool #AD4927 5.00% 2040[15]	3,226	3,566
Fannie Mae Pool #AE0828 3.50% 2041[15]	100	105
Fannie Mae Pool #AB4050 4.00% 2041[15]	398	426
Fannie Mae Pool #AJ4189 4.00% 2041[15]	254	272
Fannie Mae Pool #AJ4154 4.00% 2041[15]	233	249
Fannie Mae Pool #AJ0257 4.00% 2041[15]	99	106
Fannie Mae Pool #AB2470 4.50% 2041[15]	89	95
Fannie Mae Pool #AI8482 5.00% 2041[15]	224	248
Fannie Mae Pool #AI5571 5.00% 2041[15]	191	210
Fannie Mae Pool #AI3422 5.00% 2041[15]	161	177
Fannie Mae Pool #AI4836 5.00% 2041[15]	148	164
Fannie Mae Pool #AB5377 3.50% 2042[15]	26,823	28,256
Fannie Mae Pool #AO9140 3.50% 2042[15]	9,918	10,410
Fannie Mae Pool #AL2745 4.00% 2042[15]	1,968	2,110
Fannie Mae Pool #890407 4.00% 2042[15]	643	688
Fannie Mae Pool #AU3742 3.50% 2043[15]	18,418	19,335
Fannie Mae Pool #AU8813 4.00% 2043[15]	2,411	2,638
Fannie Mae Pool #AU9348 4.00% 2043[15]	1,727	1,883
Fannie Mae Pool #AU9350 4.00% 2043[15]	1,600	1,724
Fannie Mae Pool #AX2572 4.00% 2044[15]	24,606	26,043
Fannie Mae Pool #AL8354 3.50% 2045[15]	11,180	11,805
Fannie Mae Pool #AS5722 3.50% 2045[15]	9,972	10,399
Fannie Mae Pool #BC4764 3.00% 2046[15]	58,503	60,090
Fannie Mae Pool #BC0157 3.50% 2046[15]	47,021	49,538
Fannie Mae Pool #AL8522 3.50% 2046[15]	22,046	23,277
Fannie Mae Pool #BD7522 3.50% 2046[15]	21,909	22,802
Fannie Mae Pool #AS7388 3.50% 2046[15]	20,996	21,862
Fannie Mae Pool #BC6009 3.50% 2046[15]	17,805	18,426
Fannie Mae Pool #CA1761 3.50% 2046[15]	8,973	9,356
Fannie Mae Pool #BD8705 3.50% 2046[15]	5,794	6,026
Fannie Mae Pool #BF0302 3.00% 2047[15]	21,284	21,524
Fannie Mae Pool #MA3147 3.00% 2047[15]	22	22
Fannie Mae Pool #BE7961 3.50% 2047[15]	11,866	12,339
Fannie Mae Pool #BH4084 3.50% 2047[15]	8,180	8,485
Fannie Mae Pool #CA0487 3.50% 2047[15]	4,320	4,481
Fannie Mae Pool #BM3065 3.50% 2047[15]	1,989	2,067
Fannie Mae Pool #CA0770 3.50% 2047[15]	1,174	1,217
Fannie Mae Pool #BH7772 3.50% 2047[15]	935	970
Fannie Mae Pool #AS9454 4.00% 2047[15]	42,452	44,522
Fannie Mae Pool #MA3121 4.00% 2047[15]	12,736	13,361
Fannie Mae Pool #BM4413 4.50% 2047[15]	14,408	15,234
Fannie Mae Pool #947661 6.50% 2047[15]	237	255
Fannie Mae Pool #BF0293 3.00% 2048[15]	23,073	23,679
Fannie Mae Pool #CA2690 3.00% 2048[15]	15	15
Fannie Mae Pool #MA3332 3.50% 2048[15]	58,619	60,772
Fannie Mae Pool #MA3305 3.50% 2048[15]	55,689	57,831
Fannie Mae Pool #BJ3775 3.50% 2048[15]	19,496	20,182
The Income Fund of America — Page 34 of 46

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ0648 3.50% 2048[15]	$4,789	$4,958
Fannie Mae Pool #MA3276 3.50% 2048[15]	4,558	4,717
Fannie Mae Pool #BN2844 3.50% 2048[15]	1,302	1,342
Fannie Mae Pool #BM4703 3.50% 2048[15]	1,005	1,037
Fannie Mae Pool #MA3467 4.00% 2048[15]	146,225	152,007
Fannie Mae Pool #MA3521 4.00% 2048[15]	45,991	47,760
Fannie Mae Pool #MA3357 4.00% 2048[15]	26,693	27,938
Fannie Mae Pool #MA3306 4.00% 2048[15]	22,785	23,925
Fannie Mae Pool #FM1437 4.00% 2048[15]	5,781	6,027
Fannie Mae Pool #MA3384 4.00% 2048[15]	4,883	5,104
Fannie Mae Pool #MA3443 4.00% 2048[15]	928	963
Fannie Mae Pool #BK0920 4.00% 2048[15]	502	522
Fannie Mae Pool #CA2056 4.50% 2048[15]	2,212	2,336
Fannie Mae Pool #CA3807 3.00% 2049[15]	3,932	4,049
Fannie Mae Pool #CA3806 3.00% 2049[15]	1,973	2,033
Fannie Mae Pool #MA3803 3.50% 2049[15]	85,854	88,337
Fannie Mae Pool #MA3775 3.50% 2049[15]	51,705	53,121
Fannie Mae Pool #BN3127 3.50% 2049[15]	4,843	4,992
Fannie Mae Pool #MA3776 4.00% 2049[15]	12,928	13,459
Fannie Mae Pool #BO2188 4.00% 2049[15]	10,773	11,205
Fannie Mae Pool #MA3804 4.00% 2049[15]	1,762	1,835
Fannie Mae Pool #FM1389 4.50% 2049[15]	9,660	10,146
Fannie Mae Pool #MA3616 4.50% 2049[15]	2,686	2,822
Fannie Mae, Series 2001-4, Class NA, 9.016% 2025[10,15]	—[7]	—[7]
Fannie Mae, Series 2001-4, Class GA, 9.152% 2025[10,15]	5	6
Fannie Mae, Series 2001-20, Class E, 9.50% 2031[10,15]	5	5
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[15]	2,081	2,364
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[15]	932	1,075
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[15]	193	222
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[15]	184	208
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[15]	130	154
Fannie Mae, Series 2002-W1, Class 2A, 5.646% 2042[10,15]	376	409
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[10,15]	3,441	3,476
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[15]	7,627	7,705
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[15]	5,308	5,379
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[10,15]	7,514	7,917
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[10,15]	8,039	8,481
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[10,15]	7,990	8,353
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.48% 2024[10,15]	7,913	8,356
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.483% 2026[10,15]	16,665	17,128
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[6,15]	11,682	12,532
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[6,15]	11,916	12,483
Freddie Mac 3.50% 2026[15]	13,666	14,162
Freddie Mac 3.00% 2033[15]	65	67
Freddie Mac 3.50% 2033[15]	6,310	6,547
Freddie Mac 4.50% 2035[15]	5,835	6,329
Freddie Mac 3.00% 2036[15]	871	897
Freddie Mac 3.00% 2036[15]	555	572
Freddie Mac 6.50% 2038[15]	557	628
Freddie Mac 4.50% 2039[15]	558	605
Freddie Mac 5.00% 2039[15]	909	1,005
Freddie Mac 5.00% 2039[15]	526	581
Freddie Mac 4.50% 2040[15]	13,140	14,256
Freddie Mac 4.00% 2041[15]	1,094	1,171
Freddie Mac 4.50% 2041[15]	1,051	1,141
The Income Fund of America — Page 35 of 46

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2041[15]	$1,037	$1,126
Freddie Mac 4.50% 2041[15]	924	1,002
Freddie Mac 5.00% 2041[15]	69	75
Freddie Mac 4.50% 2042[15]	2,043	2,216
Freddie Mac 4.50% 2042[15]	1,216	1,319
Freddie Mac 4.00% 2043[15]	3,447	3,717
Freddie Mac 3.00% 2046[15]	9,520	9,835
Freddie Mac 4.00% 2046[15]	17,430	18,505
Freddie Mac 4.00% 2046[15]	12,367	13,139
Freddie Mac 4.00% 2046[15]	11,008	11,694
Freddie Mac 4.50% 2046[15]	8,046	8,499
Freddie Mac 4.50% 2046[15]	2,695	2,870
Freddie Mac 3.50% 2047[15]	75,136	78,081
Freddie Mac 3.50% 2047[15]	33,924	35,222
Freddie Mac 3.50% 2047[15]	22,088	22,914
Freddie Mac 3.50% 2047[15]	18,714	19,448
Freddie Mac 3.50% 2047[15]	9,026	9,395
Freddie Mac 3.50% 2047[15]	1,621	1,682
Freddie Mac 4.00% 2047[15]	28,942	30,499
Freddie Mac 3.50% 2048[15]	18,533	19,239
Freddie Mac 3.50% 2048[15]	16,404	17,023
Freddie Mac 3.50% 2048[15]	12,965	13,365
Freddie Mac 3.50% 2048[15]	1,905	1,996
Freddie Mac 4.00% 2048[15]	59,510	61,876
Freddie Mac 4.00% 2048[15]	46,878	48,741
Freddie Mac 4.00% 2048[15]	4,455	4,683
Freddie Mac Pool #J38004 3.00% 2032[15]	1,581	1,624
Freddie Mac Pool #G18681 3.00% 2033[15]	68,633	70,535
Freddie Mac Pool #G16550 3.00% 2033[15]	54,792	56,311
Freddie Mac Pool #ZS8715 3.00% 2033[15]	1,392	1,427
Freddie Mac Pool #ZS8710 3.00% 2033[15]	1,252	1,283
Freddie Mac Pool #G18695 3.00% 2033[15]	873	895
Freddie Mac Pool #SB8015 2.50% 2034[15]	2,109	2,132
Freddie Mac Pool #G18729 3.00% 2034[15]	4,728	4,845
Freddie Mac Pool #G18722 3.00% 2034[15]	1,674	1,716
Freddie Mac Pool #G18732 3.00% 2034[15]	1,451	1,487
Freddie Mac Pool #J40197 3.00% 2034[15]	1,284	1,316
Freddie Mac Pool #G18725 3.00% 2034[15]	1,236	1,266
Freddie Mac Pool #RB5005 3.00% 2039[15]	3,070	3,141
Freddie Mac Pool #Q23185 4.00% 2043[15]	1,957	2,139
Freddie Mac Pool #G67701 3.00% 2046[15]	66,691	68,734
Freddie Mac Pool #G61733 3.00% 2047[15]	12,126	12,497
Freddie Mac Pool #G61161 3.50% 2047[15]	5,703	5,934
Freddie Mac Pool #G08799 3.00% 2048[15]	58,428	59,700
Freddie Mac Pool #Q54900 3.50% 2048[15]	20,833	21,588
Freddie Mac Pool #ZT1545 4.00% 2048[15]	36,630	38,051
Freddie Mac Pool #SD0045 4.50% 2048[15]	49,586	53,126
Freddie Mac Pool #ZT1546 4.50% 2048[15]	44	47
Freddie Mac Pool #Q63663 3.00% 2049[15]	12,413	12,773
Freddie Mac Pool #SD7503 3.50% 2049[15]	10,470	10,965
Freddie Mac Pool #ZN4802 4.00% 2049[15]	1,695	1,763
Freddie Mac Pool #ZA6269 4.50% 2049[15]	2,573	2,704
Freddie Mac Pool #ZA7009 4.50% 2049[15]	2,011	2,119
Freddie Mac Pool #ZN3568 4.50% 2049[15]	36	38
Freddie Mac, Series 2890, Class KT, 4.50% 2019[15]	— [7]	—[7]
The Income Fund of America — Page 36 of 46

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2289, Class NB, 9.00% 2022[10,15]	$—[7]	$—[7]
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.023% 2024[10,15]	2,741	2,776
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.773% 2025[10,15]	1,745	1,760
Freddie Mac, Series 3257, Class PA, 5.50% 2036[15]	2,073	2,381
Freddie Mac, Series 3286, Class JN, 5.50% 2037[15]	1,594	1,738
Freddie Mac, Series 3318, Class JT, 5.50% 2037[15]	936	1,034
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 2023[15]	6,042	6,138
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[10,15]	5,913	6,425
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[15]	11,055	11,738
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[15]	6,340	6,787
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[15]	7,695	8,283
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[10,15]	3,495	3,789
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[15]	4,164	4,695
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[15]	14,081	14,405
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[15]	13,436	13,906
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[15]	13,557	13,908
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[10,15]	13,350	13,662
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[15]	1,627	1,667
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.00% 2057[10,15]	3,307	3,418
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[15]	2,641	2,782
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[15]	7,387	7,897
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[15]	16,307	17,083
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[15]	4,698	4,902
Government National Mortgage Assn. 4.50% 2041[15]	681	720
Government National Mortgage Assn. 4.00% 2048[15]	25,169	26,271
Government National Mortgage Assn. 4.00% 2048[15]	16,607	17,524
Government National Mortgage Assn. 4.00% 2048[15]	5,047	5,353
Government National Mortgage Assn. 4.00% 2049[15,16]	24,430	25,398
Government National Mortgage Assn. 4.50% 2049[15,16]	49,765	52,077
Government National Mortgage Assn. 4.50% 2049[15]	11,486	12,040
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[15]	44,131	45,928
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[15]	10,981	11,439
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[15]	5,559	5,822
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[15]	35,374	37,274
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[15]	32,487	34,301
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[15]	5,263	5,535
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[15]	4,868	5,106
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[15]	2,597	2,735
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[15]	326	342
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.73% 2036[10,15]	2,952	2,698
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[6,15]	2,070	2,163
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[6,10,15]	4,135	4,163
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[6,10,15]	2,388	2,410
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[3,6,10,15]	3,501	3,501
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[6,15]	6,370	6,493
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[6,10,15]	6,002	6,144
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[6,10,15]	4,270	4,335
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A3, 3.754% 2049[6,10,15]	5,124	5,227
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.898% 2036[10,15]	2,015	1,754
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[6,10,15]	2,435	2,461
Uniform Mortgage-Backed Security 2.50% 2034[15,16]	50,000	50,520
Uniform Mortgage-Backed Security 3.00% 2034[15,16]	27,000	27,648
Uniform Mortgage-Backed Security 3.50% 2034[15,16]	24,027	24,891
Uniform Mortgage-Backed Security 3.00% 2049[15,16]	274,000	278,452
The Income Fund of America — Page 37 of 46

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.00% 2049[15,16]	$124,701	$126,606
Uniform Mortgage-Backed Security 3.50% 2049[15,16]	27,324	28,059
Uniform Mortgage-Backed Security 4.00% 2049[15,16]	12,811	13,294
Uniform Mortgage-Backed Security 2.50% 2050[15,16]	25,000	24,831
		3,691,287
Federal agency bonds & notes 0.56%
Fannie Mae 2.75% 2021[13]	90,000	91,734
Fannie Mae 6.25% 2029	32,000	44,173
Federal Home Loan Bank 2.125% 2020	95,000	95,127
Federal Home Loan Bank 2.375% 2020	125,000	125,431
Freddie Mac 1.875% 2020	75,000	75,201
Freddie Mac 2.50% 2020	200,000	200,858
		632,524
Municipals 0.20% Illinois 0.20%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	41,240	45,594
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	12,070	13,501
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	10,190	11,779
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,500	2,789
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	800	973
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	5,625	5,884
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	112,790	122,042
G.O. Bonds, Series 2019-A, 4.00% 2023	12,000	12,227
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	1,000	1,177
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	643
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 2035	4,500	5,266
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	1,000	1,212
		223,087
Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	270	270
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5,085	4,882
		5,152
		228,239
Asset-backed obligations 0.20%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[6,15]	5,333	5,335
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 2025[6,10,15]	246	246
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[15]	450	464
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[6,10,15]	3,956	4,009
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[6,15]	1,040	1,057
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[6,15]	1,040	1,049
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[6,15]	1,575	1,593
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[6,15]	3,805	3,883
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.061% 2037[10,15]	670	647
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.071% 2037[10,15]	1,202	1,166
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[15]	3,375	3,421
The Income Fund of America — Page 38 of 46

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[15]	$15,145	$15,362
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[15]	6,350	6,493
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[15]	12,390	12,615
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[6,15]	1,100	1,112
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[6,15]	2,395	2,415
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[6,15]	3,205	3,256
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[6,15]	5,950	6,086
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 2023[6,15]	4,490	4,540
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[6,15]	7,000	7,069
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[6,15]	3,570	3,640
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[6,15]	7,000	7,104
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[6,15]	8,000	8,251
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[6,15]	9,500	9,642
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[6,15]	10,105	10,587
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[6,15]	9,000	9,524
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[6,15]	11,060	11,584
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 2026[15]	4,818	4,881
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[6,15]	4,005	4,102
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[15]	605	613
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[6,15]	3,765	3,866
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 3.11% 2024[6,15]	3,060	3,093
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.45% 2025[6,15]	1,895	1,922
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[15]	775	775
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[15]	4,350	4,445
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[6,15]	2,121	2,141
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 2025[6,10,15]	2,910	2,914
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[6,15]	6,962	6,973
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[6,15]	1,668	1,670
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[6,15]	3,987	4,117
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[6,15]	4,016	4,066
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[15]	9,025	9,271
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[15]	28,000	28,016
		225,015
Bonds & notes of governments & government agencies outside the U.S. 0.03%
CPPIB Capital Inc. 2.375% 2021[6]	8,000	8,063
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[6]	1,862	1,952
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[6]	1,020	1,122
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[6]	395	479
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[6]	655	842
Saudi Arabia (Kingdom of) 4.00% 2025	10,700	11,511
Saudi Arabia (Kingdom of) 4.00% 2025[6]	2,475	2,662
		26,631
Total bonds, notes & other debt instruments (cost: $28,688,265,000)		29,254,965
Short-term securities 7.69% Money market investments 7.66%	Shares
Capital Group Central Cash Fund 1.92%[2,17]	86,153,777	8,616,239
The Income Fund of America — Page 39 of 46

unaudited
Short-term securities (continued) Other short-term securities 0.03%	Principal amount (000)	Value (000)
U.S. Treasury Bill 2.46% due 1/30/2020	$ 35,000	$34,868
Total short-term securities (cost: $8,649,340,000)		8,651,107
Total investment securities 100.42% (cost: $91,613,484,000)		112,915,047
Other assets less liabilities (0.42)%		(475,170)
Net assets 100.00%		$112,439,877
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 10/31/2019[19] (000)	Unrealized (depreciation) appreciation at 10/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	12,187	January 2020	$2,437,400	$2,627,536	$(6,134)
5 Year U.S. Treasury Note Futures	Long	4,610	January 2020	461,000	549,526	(718)
10 Year U.S. Treasury Note Futures	Short	419	December 2019	(41,900)	(54,594)	437
10 Year Ultra U.S. Treasury Note Futures	Short	5,511	December 2019	(551,100)	(783,165)	8,902
20 Year U.S. Treasury Bond Futures	Long	60	December 2019	6,000	9,683	(317)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,070	December 2019	107,000	203,032	(6,421)
						$(4,251)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2019 (000)
Purchases (000)	Sales (000)
AUD66,000	USD45,132	JPMorgan Chase	11/27/2019	$400
USD45,226	AUD66,000	Bank of New York Mellon	11/27/2019	(305)
				$95
The Income Fund of America — Page 40 of 46

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended October 31, 2019, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 10/31/2019 (000)
Common stocks 2.58%
Health care 0.01%
Rotech Healthcare Inc.[1,3,4,5]	543,172	—	—	543,172	$—	$2,172	$—	$7,604
Industrials 0.72%
Hubbell Inc.	3,430,000	—	—	3,430,000	—	40,543	2,881	486,031
Meggitt PLC	12,916,300	26,724,264	—	39,640,564	—	25,446	2,116	320,619
								806,650
Real estate 0.97%
Gaming and Leisure Properties, Inc. REIT	12,537,400	1,415,600	—	13,953,000	—	36,647	9,488	563,143
Iron Mountain Inc. REIT	16,245,000	—	—	16,245,000	—	55,071	9,926	532,836
								1,095,979
Consumer discretionary 0.10%
Domino’s Pizza Group PLC	30,671,123	—	—	30,671,123	—	22,004	1,575	113,587
Utilities 0.65%
AES Corp.	43,141,951	—	—	43,141,951	—	11,217	5,889	735,570
Materials 0.00%
Boral Ltd.[3,20]	76,201,575	—	76,201,575	—	(97,960)	48,749	5,569	—
WestRock Co.[20]	16,074,832	—	5,978,000	10,096,832	(107,174)	114,446	7,314	—
								—
Energy 0.02%
Ascent Resources - Utica, LLC, Class A1,3,4,5	110,214,618	—	—	110,214,618	—	(3,306)	—	20,941
White Star Petroleum Corp., Class A1,3,4,5	6,511,401	—	—	6,511,401	—	—	—	65
								21,006
Communication services 0.11%
HKBN Ltd.	49,072,000	17,000,000	—	66,072,000	—	(2,162)	—	118,047
Total common stocks								2,898,443
Bonds, notes & other debt instruments 0.06%
Health care 0.00%
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.31% 2023 (100% PIK)[3,4,9,10,11,20]	$32,748,495	$1,114,038	$10,798,597	$23,063,936	(11)	(455)	1,117	—
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.294% 2023[3,10,20]	$13,185,000	—	$13,185,000	—	—	—	165	—
								—
Energy 0.00%
Ascent Resources - Utica LLC 10.00% 2022[6,20]	$2,705,000	—	—	$2,705,000	—	(111)	68	—
Ascent Resources - Utica LLC 7.00% 2026[6,20]	$5,715,000	—	—	$5,715,000	—	(187)	101	—
								—
The Income Fund of America — Page 41 of 46

unaudited
Investments in affiliates  (continued)

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 10/31/2019 (000)
Utilities 0.04%
AES Corp. 4.00% 2021	$2,450,000	—	—	$2,450,000	$—	$1	$27	$2,496
AES Corp. 4.50% 2023	$1,300,000	—	—	$1,300,000	—	(4)	16	1,333
AES Corp. 4.875% 2023	$5,450,000	—	$765,000	$4,685,000	4	13	62	4,772
AES Corp. 5.50% 2025	$13,289,000	—	—	$13,289,000	—	(23)	219	13,833
AES Corp. 6.00% 2026	$4,150,000	$7,845,000	—	$11,995,000	—	70	86	12,853
AES Corp. 5.125% 2027	$955,000	$8,000,000	—	$8,955,000	—	102	30	9,649
								44,936
Real estate 0.02%
Iron Mountain Inc. 5.75% 2024	$5,925,000	—	—	$5,925,000	—	3	92	5,992
Iron Mountain Inc. 4.875% 2027[6]	$1,875,000	—	—	$1,875,000	—	65	28	1,941
Iron Mountain Inc. 5.25% 2028[6]	$13,575,000	$4,270,000	—	$17,845,000	—	680	213	18,826
								26,759
Total bonds, notes & other debt instruments								71,695
Short-term securities 7.66%
Money market investments 7.66%
Capital Group Central Cash Fund 1.92%[17]	92,216,552	33,006,082	39,068,857	86,153,777	18	1,800	46,137	8,616,239
Total 10.30%					$(205,123)	$352,781	$93,119	$11,586,377
The Income Fund of America — Page 42 of 46

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $135,254,000, which represented .12% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,347,472,000, which represented 4.76% of the net assets of the fund.
[7]	Amount less than one thousand.
[8]	Step bond; coupon rate may change at a later date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $335,965,000, which represented .30% of the net assets of the fund.
[10]	Coupon rate may change periodically.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Scheduled interest and/or principal payment was not received.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $11,120,000, which represented .01% of the net assets of the fund.
[14]	Index-linked bond whose principal amount moves with a government price index.
[15]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[16]	Purchased on a TBA basis.
[17]	Rate represents the seven-day yield at 10/31/2019.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
[20]	Unaffiliated issuer at 10/31/2019.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	$56,848	$20,941.02%
Rotech Healthcare Inc.	11/26/2014	19,660	7,604.01
White Star Petroleum Corp., Class A	6/30/2016	4,354	65.00
Total private placement securities		$80,862	$28,610.03%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Income Fund of America — Page 43 of 46

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,195,615,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $55,742,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Income Fund of America — Page 44 of 46

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of October 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$12,432,898	$—	$—	$12,432,898
Health care	9,440,279	—	7,604	9,447,883
Information technology	9,313,225	—	259	9,313,484
Industrials	7,502,099	—	—	7,502,099
Consumer staples	7,471,574	—	—	7,471,574
Real estate	6,264,480	—	—	6,264,480
Consumer discretionary	5,942,183	—	—	5,942,183
Utilities	5,495,360	—	—	5,495,360
Materials	3,961,792	3,324	—	3,965,116
Energy	3,634,854	9,097	21,006	3,664,957
Communication services	2,708,709	—	5	2,708,714
Preferred securities	298,379	1,457	—	299,836
Rights & warrants	—	37	3,230	3,267
Convertible stocks	463,028	—	23,073	486,101
Convertible bonds	—	11,023	—	11,023
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,002,348	23,644	13,025,992
U.S. Treasury bonds & notes	—	11,425,277	—	11,425,277
Mortgage-backed obligations	—	3,691,287	—	3,691,287
Federal agency bonds & notes	—	632,524	—	632,524
Municipals	—	228,239	—	228,239
Asset-backed obligations	—	225,015	—	225,015
Bonds & notes of governments & government agencies outside the U.S.	—	26,631	—	26,631
Short-term securities	8,616,239	34,868	—	8,651,107
Total	$83,545,099	$29,291,127	$78,821	$112,915,047
The Income Fund of America — Page 45 of 46

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,339	$—	$—	$9,339
Unrealized appreciation on open forward currency contracts	—	400	—	400
Liabilities:
Unrealized depreciation on futures contracts	(13,590)	—	—	(13,590)
Unrealized depreciation on open forward currency contracts	—	(305)	—	(305)
Total	$(4,251)	$95	$—	$(4,156)
*	Futures contracts and forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-006-1219O-S73104	The Income Fund of America — Page 46 of 46